UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: May 31, 2011

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (17.3%)
* priceline.com Inc.	180,600	93,043
NIKE Inc. Class B	727,500	61,437
Johnson Controls Inc.	1,350,280	53,471
* Apollo Group Inc. Class A	1,075,300	44,206
Harley-Davidson Inc.	1,056,150	39,247
* Ctrip.com International Ltd. ADR	813,200	36,594
Lowe's Cos. Inc.	1,494,900	36,087
Staples Inc.	1,755,600	29,529
News Corp. Class A	1,570,960	28,812
Marriott International Inc. Class A	698,300	26,403
Starbucks Corp.	650,500	23,932
Polo Ralph Lauren Corp. Class A	185,770	23,550
Coach Inc.	361,200	22,994
Abercrombie & Fitch Co.	292,650	22,174
Walt Disney Co.	463,870	19,311
* Fossil Inc.	160,100	16,945
* MGM Resorts International	1,090,990	16,441
Scripps Networks Interactive Inc. Class A	300,217	15,140
* Ford Motor Co.	903,770	13,484
* Las Vegas Sands Corp.	317,610	13,194
* Sirius XM Radio Inc.	5,353,960	12,582
* Lululemon Athletica Inc.	112,900	10,251
* Discovery Communications Inc. Class A	211,000	9,191
* Amazon.com Inc.	40,990	8,062
* Netflix Inc.	5,500	1,489
		677,569
Consumer Staples (3.5%)
* Green Mountain Coffee Roasters Inc.	598,290	49,281
Walgreen Co.	986,312	43,033
Mead Johnson Nutrition Co.	337,500	22,879
Anheuser-Busch InBev NV ADR	370,900	22,432
		137,625
Energy (8.1%)
EOG Resources Inc.	810,930	88,505
Schlumberger Ltd.	787,900	67,539
Occidental Petroleum Corp.	407,000	43,895
National Oilwell Varco Inc.	526,400	38,206
Anadarko Petroleum Corp.	284,400	22,616
Suncor Energy Inc.	508,500	21,306
Consol Energy Inc.	351,040	17,998
Ensco plc ADR	308,690	16,459
		316,524
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	204

Financials (6.9%)
CME Group Inc.	221,860	63,399
* IntercontinentalExchange Inc.	427,100	51,529

Ameriprise Financial Inc.	799,500	48,953
Bank of New York Mellon Corp.	1,275,100	35,843
American Express Co.	680,560	35,117
BlackRock Inc.	134,830	27,716
Hartford Financial Services Group Inc.	85,545	2,280
Progressive Corp.	79,940	1,731
* LPL Investment Holdings Inc.	27,500	988
		267,556
Health Care (9.8%)
Allergan Inc.	979,635	81,045
* Medco Health Solutions Inc.	1,115,400	66,768
* Agilent Technologies Inc.	1,014,090	50,573
Novo Nordisk A/S ADR	336,300	42,377
Covidien plc	673,100	37,021
Perrigo Co.	333,900	28,568
Cardinal Health Inc.	582,500	26,457
* DaVita Inc.	243,900	20,500
* Edwards Lifesciences Corp.	184,720	16,390
* Hologic Inc.	615,400	13,231
		382,930
Industrials (8.8%)
Expeditors International of Washington Inc.	704,800	37,228
United Parcel Service Inc. Class B	358,500	26,346
PACCAR Inc.	508,630	25,431
Danaher Corp.	465,530	25,385
Cummins Inc.	209,960	22,096
CH Robinson Worldwide Inc.	272,900	21,892
* Jacobs Engineering Group Inc.	430,000	19,806
Goodrich Corp.	213,300	18,619
Joy Global Inc.	202,310	18,137
Caterpillar Inc.	162,000	17,140
Illinois Tool Works Inc.	288,660	16,546
WW Grainger Inc.	108,300	16,361
Eaton Corp.	308,400	15,935
AMETEK Inc.	339,690	14,773
Rockwell Automation Inc.	175,900	14,619
* Stericycle Inc.	157,884	14,066
Siemens AG ADR	63,980	8,564
Precision Castparts Corp.	50,600	7,949
JB Hunt Transport Services Inc.	92,370	4,235
		345,128
Information Technology (37.1%)
* Apple Inc.	614,490	213,738
Qualcomm Inc.	2,507,735	146,928
* Google Inc. Class A	167,595	88,661
* eBay Inc.	2,378,680	74,143
Visa Inc. Class A	822,100	66,639
Mastercard Inc. Class A	224,500	64,443
* EMC Corp.	2,175,800	61,945
* Citrix Systems Inc.	706,380	61,893
Altera Corp.	1,228,970	59,101
VeriSign Inc.	1,534,350	53,733
Oracle Corp.	1,463,900	50,095
* Intuit Inc.	903,600	48,767
* Adobe Systems Inc.	1,261,600	43,689
Accenture plc Class A	690,870	39,649
* Juniper Networks Inc.	1,061,350	38,856

*	Teradata Corp.			640,300	35,722
*	Polycom Inc.			481,200	27,626
	Analog Devices Inc.			588,310	24,221
*	BMC Software Inc.			424,600	23,705
	Broadcom Corp. Class A			618,670	22,260
*	NetApp Inc.			405,325	22,200
	Texas Instruments Inc.			620,700	21,911
*	Alliance Data Systems Corp.			222,930	20,940
	TE Connectivity Ltd.			531,700	19,583
*	Dolby Laboratories Inc. Class A			366,880	17,148
*	Cognizant Technology Solutions Corp. Class A			217,800	16,562
*	Trimble Navigation Ltd.			337,900	14,763
*	Acme Packet Inc.			191,150	14,468
*	F5 Networks Inc.			126,305	14,346
*	Rovi Corp.			240,960	13,966
*	Skyworks Solutions Inc.			486,110	12,381
*	VMware Inc. Class A			79,640	7,751
*	Salesforce.com Inc.			41,280	6,285
	Western Union Co.			167,710	3,448
					1,451,566
Materials (4.1%)
	Syngenta AG ADR			868,800	59,982
	Praxair Inc.			252,140	26,687
	Monsanto Co.			336,280	23,889
*	Mosaic Co.			209,700	14,857
	Rio Tinto plc ADR			182,000	12,762
	Freeport-McMoRan Copper & Gold Inc.			239,540	12,370
	Walter Energy Inc.			81,070	10,097
					160,644
Telecommunication Services (1.5%)
*	Crown Castle International Corp.			1,428,600	59,158

Total Common Stocks (Cost $3,149,589)					3,798,904
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.4%)[1]
Money Market Fund (2.9%)
3	Vanguard Market Liquidity Fund	0.155%		114,060,000	114,060

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Repurchase Agreement (0.2%)
	Bank of America Mortgage 6/1/11 (Dated
	5/31/11, Repurchase Value $6,100,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 3.227%, 5/1/41)	0.130%	6/1/11	6,100	6,100

U.S. Government and Agency Obligations (0.3%)
4	Fannie Mae Discount Notes	0.150%	6/1/11	2,300	2,300
[4,5] Federal Home Loan Bank Discount Notes		0.140%	6/15/11	3,500	3,500
[4,5] Federal Home Loan Bank Discount Notes		0.140%	6/17/11	6,000	6,000
					11,800
Total Temporary Cash Investments (Cost $131,960)					131,960

Total Investments (100.5%) (Cost $3,281,549)	3,930,864
Other Assets and Liabilities-Net (-0.5%)	(17,699)
Net Assets (100%)	3,913,165

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,798,904	—	—
Temporary Cash Investments	114,060	17,900	—
Futures Contracts—Assets[1]	681	—	—
Total	3,913,645	17,900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

U.S. Growth Fund

turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P MidCap 400 Index	June 2011	55	27,489	1,860
S&P 500 Index	June 2011	100	33,598	1,715
E-mini S&P MidCap 400 Index	June 2011	40	3,998	243
E-mini S&P 500 Index	June 2011	10	672	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $3,281,549,000. Net unrealized appreciation of investment securities for tax purposes was $649,315,000, consisting of unrealized gains of $721,240,000 on securities that had risen in value since their purchase and $71,925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Australia (3.4%)
Woodside Petroleum Ltd.	2,777,000	138,467
Brambles Ltd.	14,934,900	117,624
Newcrest Mining Ltd.	2,718,000	115,139
Fortescue Metals Group Ltd.	13,582,674	94,965
Woolworths Ltd.	2,971,200	87,046
* Atlas Iron Ltd.	17,090,000	67,741
* James Hardie Industries SE	6,196,069	38,849
Sims Metal Management Ltd.	1,026,080	18,759
		678,590
Austria (0.2%)
Wienerberger AG	2,035,000	39,737

Belgium (0.7%)
Anheuser-Busch InBev NV	2,268,000	137,138

Brazil (6.4%)
Petroleo Brasileiro SA ADR Type A	6,669,700	208,495
Vale SA Class B Pfd. ADR	6,764,400	198,197
Itau Unibanco Holding SA ADR	6,596,075	150,588
Petroleo Brasileiro SA ADR	4,045,000	140,078
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,372,808	136,970
BM&FBovespa SA	12,441,900	89,110
* OGX Petroleo e Gas Participacoes SA	7,117,200	72,356
Itau Unibanco Holding SA Prior Pfd.	3,085,590	69,759
Anhanguera Educacional Participacoes SA	2,382,496	50,829
Vale SA Prior Pfd.	1,550,000	43,963
Petroleo Brasileiro SA Prior Pfd.	2,800,000	42,717
Banco do Brasil SA	1,670,067	29,533
B2W Cia Global Do Varejo	1,717,500	24,373
Fibria Celulose SA	716,170	11,107
		1,268,075
Canada (3.3%)
Toronto-Dominion Bank	2,776,000	239,277
Suncor Energy Inc.	2,698,000	112,643
Niko Resources Ltd.	1,079,000	89,418
Potash Corp. of Saskatchewan Inc.	1,290,000	72,725
Teck Resources Ltd. Class B	1,092,000	57,280
First Quantum Minerals Ltd.	295,000	40,119
Sherritt International Corp.	2,500,000	18,450
* Harry Winston Diamond Corp.	732,000	12,905
		642,817
China (9.2%)
* Baidu Inc. ADR	3,768,900	511,477
Tencent Holdings Ltd.	12,383,000	356,856
Ping An Insurance Group Co.	20,632,500	222,129
China Resources Enterprise Ltd.	25,686,000	102,977
China Merchants Bank Co. Ltd.	36,738,500	93,643
* Ctrip.com International Ltd. ADR	1,729,300	77,819

	Beijing Enterprises Holdings Ltd.	15,135,000	77,104
	CNOOC Ltd.	29,461,000	73,967
*	Agricultural Bank of China Ltd.	113,605,000	69,477
^	Hengdeli Holdings Ltd.	94,400,000	55,342
	Belle International Holdings Ltd.	23,826,000	50,380
	Nine Dragons Paper Holdings Ltd.	47,445,000	45,033
*	Shanghai Pharmaceuticals Holding Co. Ltd.	14,831,600	43,576
	Ports Design Ltd.	4,958,000	12,747
^	Chaoda Modern Agriculture Holdings Ltd.	23,000,719	11,324
			1,803,851
Denmark (1.5%)
	Novo Nordisk A/S Class B	849,328	106,773
	Novozymes A/S	634,400	106,666
*,^ Vestas Wind Systems A/S		1,653,736	50,030
	AP Moller - Maersk A/S Class B	3,750	36,240
			299,709
Finland (0.3%)
	Metso Oyj	1,204,000	69,609

France (7.4%)
^	PPR	1,471,373	256,817
	Cie Generale d'Optique Essilor International SA	2,534,000	205,661
	Schneider Electric SA	899,000	148,668
^	LVMH Moet Hennessy Louis Vuitton SA	686,000	119,692
	L'Oreal SA	901,231	113,703
	GDF Suez	2,321,000	85,637
	Safran SA	1,961,000	79,903
	AXA SA	3,596,000	77,114
^	Cie de St-Gobain	816,000	54,152
*	European Aeronautic Defence and Space Co. NV	1,620,000	53,477
	Vallourec SA	420,000	52,779
	Publicis Groupe SA	900,000	49,598
^	Societe Generale	690,000	41,146
	Veolia Environnement SA	1,328,717	40,441
^	Total SA	670,000	38,700
	CFAO SA	757,836	31,222
			1,448,710
Germany (7.2%)
^	SAP AG	3,892,000	242,145
	Adidas AG	2,886,824	217,994
	Porsche Automobil Holding SE Prior Pfd.	1,740,200	121,394
	Siemens AG	891,000	119,506
	GEA Group AG	3,307,500	111,444
	Linde AG	493,000	83,566
	Bayerische Motoren Werke AG	829,000	73,562
	HeidelbergCement AG	999,207	69,723
^	Aixtron SE NA	1,743,500	69,572
*,^ TUI AG		5,787,423	64,313
	Symrise AG	1,650,000	51,626
	Software AG	831,000	46,444
	Wincor Nixdorf AG	630,000	43,758
	Axel Springer AG	271,086	40,593
^	SMA Solar Technology AG	344,914	37,757
	MTU Aero Engines Holding AG	192,244	14,818
*,^ Q-Cells SE		986,500	2,964
			1,411,179

Hong Kong (2.2%)
Jardine Matheson Holdings Ltd.	2,585,700	135,499
Swire Pacific Ltd. Class A	6,717,000	103,595
Hong Kong Exchanges and Clearing Ltd.	4,514,200	101,298
* Li & Fung Ltd.	20,584,000	45,734
^ Techtronic Industries Co.	22,999,943	28,181
Esprit Holdings Ltd.	4,419,604	16,640
		430,947
India (1.9%)
Housing Development Finance Corp.	7,087,800	107,627
HDFC Bank Ltd.	1,954,199	104,100
Tata Motors Ltd.	3,943,000	95,862
Tata Power Co. Ltd.	1,987,000	54,330
Reliance Capital Ltd.	1,454,500	16,189
		378,108
Ireland (0.2%)
Kerry Group plc Class A	925,000	39,679

Israel (1.1%)
* Check Point Software Technologies Ltd.	2,444,623	134,259
Teva Pharmaceutical Industries Ltd. ADR	1,592,900	81,078
		215,337
Japan (9.2%)
Mitsubishi Corp.	9,381,400	238,492
Rakuten Inc.	199,916	203,267
Honda Motor Co. Ltd.	5,277,000	200,953
Canon Inc.	3,557,800	170,858
Nintendo Co. Ltd.	570,100	132,550
SMC Corp.	756,400	121,706
THK Co. Ltd.	4,115,900	101,977
FANUC Corp.	610,000	94,154
Seven & I Holdings Co. Ltd.	3,030,000	80,596
* Yamaha Motor Co. Ltd.	3,910,000	70,256
Yamada Denki Co. Ltd.	742,810	58,160
Sekisui Chemical Co. Ltd.	6,564,000	52,398
Hoya Corp.	2,310,700	48,016
Toyota Motor Corp.	1,090,000	45,561
Sysmex Corp.	1,240,000	44,213
Astellas Pharma Inc.	1,000,000	38,135
Kyocera Corp.	347,900	36,574
Rohm Co. Ltd.	589,500	33,755
* Gree Inc.	1,514,600	33,569
		1,805,190
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	10,016

Mexico (0.3%)
Wal-Mart de Mexico SAB de CV	16,400,000	49,947
Consorcio ARA SAB de CV	35,000,000	19,350
		69,297
Netherlands (1.5%)
* ING Groep NV	16,433,000	199,225
Randstad Holding NV	1,150,000	57,012
* TNT Express NV	1,470,000	20,835
Post NL NV	1,470,000	15,456
		292,528

Norway (1.3%)
^ Statoil ASA	5,819,000	153,340
DnB NOR ASA	7,080,776	106,826
		260,166
Peru (0.4%)
Credicorp Ltd.	763,247	77,370

Singapore (0.4%)
Singapore Exchange Ltd.	6,541,000	39,896
DBS Group Holdings Ltd.	2,529,350	30,362
		70,258
South Africa (0.6%)
Impala Platinum Holdings Ltd.	1,778,600	49,543
MTN Group Ltd.	1,560,000	33,230
Sasol Ltd.	545,000	29,095
		111,868
South Korea (3.1%)
Samsung Electronics Co. Ltd.	385,736	323,403
Shinhan Financial Group Co. Ltd.	2,503,586	113,017
Hyundai Motor Co.	360,000	84,479
Celltrion Inc.	1,368,991	46,550
Hankook Tire Co. Ltd.	785,000	32,952
		600,401
Spain (2.4%)
Banco Santander SA	20,988,367	250,144
Inditex SA	2,477,385	225,772
		475,916
Sweden (4.0%)
Atlas Copco AB Class A	12,731,679	335,808
Sandvik AB	7,223,763	137,386
Svenska Handelsbanken AB Class A	3,672,206	123,653
Alfa Laval AB	4,729,586	104,192
Telefonaktiebolaget LM Ericsson Class B	3,700,000	54,838
^ Oriflame Cosmetics SA	575,000	30,654
		786,531
Switzerland (6.2%)
Novartis AG	5,589,000	360,607
Cie Financiere Richemont SA	3,946,700	257,955
Syngenta AG	399,100	137,954
Geberit AG	494,180	119,442
ABB Ltd.	2,863,100	76,980
Roche Holding AG	315,000	55,463
Nestle SA	820,000	52,719
Zurich Financial Services AG	192,000	51,438
Holcim Ltd.	620,000	49,540
* Swatch Group AG (Bearer)	96,145	47,932
		1,210,030
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,122,508	99,361
Chinatrust Financial Holding Co. Ltd.	89,652,000	80,046
Compal Electronics Inc.	21,403,304	26,007
		205,414
Thailand (0.4%)
Kasikornbank PCL	19,719,000	81,003

Kasikornbank PCL (Foreign)	1,762,100	7,356
88,359
Turkey (1.3%)
Turkiye Garanti Bankasi AS	55,259,981	246,901

United Kingdom (19.3%)
BG Group plc	14,188,900	329,455
Rolls-Royce Holdings plc	29,415,616	308,408
BHP Billiton plc	6,822,700	270,568
Xstrata plc	11,211,000	264,383
Prudential plc	18,980,000	230,930
Standard Chartered plc	8,080,300	216,945
Diageo plc	8,374,906	178,503
Vodafone Group plc	58,068,000	161,464
Kingfisher plc	32,849,000	155,630
Rio Tinto plc	2,171,000	151,281
GlaxoSmithKline plc	6,806,741	147,986
SABMiller plc	3,960,000	147,026
ARM Holdings plc	15,521,000	146,264
British American Tobacco plc	3,257,464	146,168
*	Autonomy Corp. plc	3,813,100	112,984
Tesco plc	14,454,300	99,903
Meggitt plc	16,409,250	99,289
United Utilities Group plc	9,245,336	94,740
Capita Group plc	7,518,000	91,227
*	Lloyds Banking Group plc	96,199,000	82,433
*	Signet Jewelers Ltd.	1,356,000	62,765
G4S plc	11,700,000	55,125
Inchcape plc	8,400,000	54,503
Unilever plc	1,505,000	48,856
Carnival plc	1,100,000	44,314
HSBC Holdings plc	4,138,093	43,251
Ultra Electronics Holdings plc	1,480,000	41,176
3,785,577
Total Common Stocks (Cost $14,913,793)	18,959,308
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (7.2%)[1]
Money Market Fund (7.0%)
[2,3] Vanguard Market Liquidity Fund	0.155%	1,377,814,543	1,377,815

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.235%	6/15/11	5,000	5,000
[4,5] Fannie Mae Discount Notes	0.140%	6/22/11	2,000	2,000
[4,5] Federal Home Loan Bank Discount Notes	0.065%	8/10/11	7,000	6,999
[4,5] Federal Home Loan Bank Discount Notes	0.080%	8/17/11	6,000	5,999
[4,5] Freddie Mac Discount Notes	0.060%	8/3/11	10,000	9,998
4	Freddie Mac Discount Notes	0.090%	8/22/11	200	200
30,196
Total Temporary Cash Investments (Cost $1,408,011)	1,408,011

Total Investments (103.7%) (Cost $16,321,804)	20,367,319
Other Assets and Liabilities-Net (-3.7%)[3]	(722,332)
Net Assets (100%)	19,644,987

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $720,305,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 5.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $737,167,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $29,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

International Growth Fund

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,057,558	—	—
Common Stocks—Other	804,633	16,097,117	—
Temporary Cash Investments	1,377,815	30,196	—
Futures Contracts—Assets[1]	6,886	—	—
Forward Currency Contracts—Assets	—	10,866	—
Forward Currency Contracts—Liabilities	—	(139)	—
Total	4,246,892	16,138,040	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
Dow Jones EURO STOXX 50 Index	June 2011	3,766	154,678	4,114
FTSE 100 Index	June 2011	1,140	111,936	4,065

International Growth Fund

Topix Index	June 2011	940	96,904	(5,879)
S&P ASX 200	June 2011	453	56,849	1,363

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settleme				(Depreciation)
Counterparty	nt Date		Receive	Deliver	($000)

Brown Brothers Harriman & Co.	6/22/11	EUR	103,149 USD	148,249	3,761

Brown Brothers Harriman & Co.	6/22/11	JPY	8,808,751 USD	108,255	938

Brown Brothers Harriman & Co.	6/22/11	GBP	65,546 USD	106,193	1,863

Brown Brothers Harriman & Co.	6/22/11	AUD	50,632 USD	53,815	4,165

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At May 31, 2011, the cost of investment securities for tax purposes was $16,352,417,000. Net unrealized appreciation of investment securities for tax purposes was $4,014,902,000, consisting of unrealized gains of $4,694,227,000 on securities that had risen in value since their purchase and $679,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.6%)
Consumer Discretionary (9.6%)
McDonald's Corp.	116,426	9,493
* Amazon.com Inc.	37,499	7,376
* DIRECTV Class A	85,764	4,311
Lowe's Cos. Inc.	153,643	3,709
Coach Inc.	33,112	2,108
* Bed Bath & Beyond Inc.	28,303	1,525
McGraw-Hill Cos. Inc.	34,335	1,458
Staples Inc.	81,177	1,365
Macy's Inc.	46,972	1,357
Starwood Hotels & Resorts Worldwide Inc.	21,363	1,303
Nordstrom Inc.	24,299	1,138
Ross Stores Inc.	13,261	1,087
Tiffany & Co.	14,165	1,072
Mattel Inc.	38,961	1,028
* Sirius XM Radio Inc.	436,124	1,025
Harley-Davidson Inc.	26,375	980
Genuine Parts Co.	17,531	961
Gap Inc.	49,389	958
Cablevision Systems Corp. Class A	26,427	939
* Dollar Tree Inc.	13,961	890
Darden Restaurants Inc.	15,441	782
* Royal Caribbean Cruises Ltd.	17,991	702
Hasbro Inc.	15,216	696
Wyndham Worldwide Corp.	19,602	682
* Apollo Group Inc. Class A	15,752	648
Interpublic Group of Cos. Inc.	54,045	645
PetSmart Inc.	13,163	596
H&R Block Inc.	34,007	551
Scripps Networks Interactive Inc. Class A	10,880	549
* Mohawk Industries Inc.	7,570	504
* GameStop Corp. Class A	16,735	468
Gentex Corp.	15,821	464
Foot Locker Inc.	17,177	428
Gannett Co. Inc.	26,722	381
Harman International Industries Inc.	7,711	370
Weight Watchers International Inc.	4,138	332
Lennar Corp. Class A	17,340	329
* Toll Brothers Inc.	13,997	304
* Lamar Advertising Co. Class A	8,591	249
Wendy's/Arby's Group Inc. Class A	45,713	230
RadioShack Corp.	11,676	184
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	179	—
		54,177
Consumer Staples (8.6%)
Procter & Gamble Co.	312,127	20,912
CVS Caremark Corp.	151,830	5,874
Costco Wholesale Corp.	48,302	3,984
General Mills Inc.	71,298	2,836

Sysco Corp.	64,853	2,089
HJ Heinz Co.	35,685	1,960
Kellogg Co.	30,716	1,750
Avon Products Inc.	47,484	1,411
Estee Lauder Cos. Inc. Class A	13,514	1,385
Whole Foods Market Inc.	19,212	1,175
Hershey Co.	18,653	1,040
Dr Pepper Snapple Group Inc.	25,090	1,034
Safeway Inc.	41,398	1,023
Campbell Soup Co.	27,949	971
McCormick & Co. Inc.	13,244	665
Hormel Foods Corp.	22,408	657
		48,766
Energy (1.7%)
Apache Corp.	42,579	5,305
Noble Corp.	27,981	1,172
* Newfield Exploration Co.	14,851	1,108
EQT Corp.	16,630	901
QEP Resources Inc.	19,618	853
Patterson-UTI Energy Inc.	17,251	540
		9,879
Financials (28.6%)
JPMorgan Chase & Co.	435,979	18,852
Wells Fargo & Co.	583,553	16,555
Bank of America Corp.	1,124,556	13,214
American Express Co.	133,972	6,913
US Bancorp	213,785	5,473
MetLife Inc.	88,105	3,885
Bank of New York Mellon Corp.	138,123	3,883
Simon Property Group Inc.	32,700	3,861
PNC Financial Services Group Inc.	58,698	3,664
Prudential Financial Inc.	54,258	3,461
Travelers Cos. Inc.	48,137	2,988
Capital One Financial Corp.	50,826	2,762
ACE Ltd.	37,338	2,570
State Street Corp.	55,832	2,555
Aflac Inc.	52,657	2,517
Franklin Resources Inc.	18,780	2,434
Charles Schwab Corp.	133,854	2,411
Chubb Corp.	33,217	2,179
CME Group Inc.	7,479	2,137
BB&T Corp.	77,256	2,128
Equity Residential	32,702	2,022
Loews Corp.	46,277	1,945
T Rowe Price Group Inc.	28,837	1,825
Boston Properties Inc.	15,848	1,717
Ameriprise Financial Inc.	27,719	1,697
Public Storage	14,256	1,687
Annaly Capital Management Inc.	88,195	1,599
Progressive Corp.	73,755	1,597
HCP Inc.	41,202	1,563
SunTrust Banks Inc.	55,467	1,560
Discover Financial Services	60,409	1,440
Host Hotels & Resorts Inc.	76,030	1,337
Northern Trust Corp.	27,034	1,319
Hartford Financial Services Group Inc.	49,404	1,317
AvalonBay Communities Inc.	9,637	1,282

	Invesco Ltd.	51,597	1,273
	M&T Bank Corp.	13,357	1,179
	Principal Financial Group Inc.	35,649	1,115
	ProLogis	63,697	1,055
	NYSE Euronext	28,883	1,052
	Moody's Corp.	26,190	1,045
	Lincoln National Corp.	35,115	1,031
	Ventas Inc.	18,084	1,020
	Regions Financial Corp.	140,252	990
*	IntercontinentalExchange Inc.	8,189	988
*	SLM Corp.	54,076	921
	Unum Group	34,589	910
	KeyCorp	97,292	824
	XL Group plc Class A	34,751	822
	Willis Group Holdings plc	19,045	790
	Macerich Co.	14,453	786
	New York Community Bancorp Inc.	48,350	783
	Plum Creek Timber Co. Inc.	18,242	739
	Comerica Inc.	19,723	712
	AMB Property Corp.	18,604	688
	Huntington Bancshares Inc.	96,076	634
	PartnerRe Ltd.	8,258	618
*	Genworth Financial Inc. Class A	54,291	603
	Torchmark Corp.	9,050	600
	Legg Mason Inc.	16,917	573
	People's United Financial Inc.	41,823	558
	Cincinnati Financial Corp.	18,165	553
	Hudson City Bancorp Inc.	59,092	540
	WR Berkley Corp.	16,214	537
	Zions Bancorporation	19,776	471
	Marshall & Ilsley Corp.	58,367	467
	Liberty Property Trust	12,620	455
*	Markel Corp.	1,097	454
	Axis Capital Holdings Ltd.	13,646	450
	American International Group Inc.	15,699	447
	Assurant Inc.	11,986	443
	RenaissanceRe Holdings Ltd.	6,058	436
	Duke Realty Corp.	28,266	425
	Commerce Bancshares Inc.	9,820	420
	Brown & Brown Inc.	15,876	419
	Regency Centers Corp.	9,037	419
	SEI Investments Co.	15,480	366
	White Mountains Insurance Group Ltd.	875	358
	Old Republic International Corp.	28,662	356
	Arthur J Gallagher & Co.	12,041	346
*	Popular Inc.	113,815	330
	Transatlantic Holdings Inc.	6,966	324
	City National Corp.	5,738	323
	First Horizon National Corp.	29,272	308
	Erie Indemnity Co. Class A	4,176	297
*	Forest City Enterprises Inc. Class A	15,037	288
	Valley National Bancorp	18,835	256
*,^ St. Joe Co.		10,501	228
	Janus Capital Group Inc.	21,113	218
	Mercury General Corp.	2,976	124
	CNA Financial Corp.	2,890	88

Wesco Financial Corp.	171	66
		161,870
Health Care (14.1%)
* Amgen Inc.	104,037	6,298
UnitedHealth Group Inc.	122,737	6,008
Medtronic Inc.	120,818	4,917
* Gilead Sciences Inc.	88,783	3,706
* Express Scripts Inc.	58,716	3,497
WellPoint Inc.	41,919	3,277
* Celgene Corp.	52,374	3,190
Covidien plc	55,114	3,031
Allergan Inc.	34,397	2,846
* Medco Health Solutions Inc.	45,007	2,694
* Biogen Idec Inc.	26,801	2,539
Becton Dickinson and Co.	24,773	2,169
Stryker Corp.	32,782	2,046
* Agilent Technologies Inc.	39,060	1,948
St. Jude Medical Inc.	38,147	1,933
Aetna Inc.	42,778	1,868
Cardinal Health Inc.	39,097	1,776
CIGNA Corp.	30,460	1,520
* Humana Inc.	18,855	1,518
* Intuitive Surgical Inc.	4,342	1,515
* Zimmer Holdings Inc.	22,067	1,495
AmerisourceBergen Corp. Class A	30,556	1,259
* Boston Scientific Corp.	170,163	1,222
CR Bard Inc.	10,459	1,169
* Laboratory Corp. of America Holdings	11,466	1,156
* Mylan Inc.	48,699	1,147
* Forest Laboratories Inc.	31,679	1,141
Quest Diagnostics Inc.	18,895	1,104
* Life Technologies Corp.	20,113	1,045
* Hospira Inc.	18,412	1,018
* Waters Corp.	10,171	1,002
* DaVita Inc.	10,875	914
* Varian Medical Systems Inc.	13,304	899
* Watson Pharmaceuticals Inc.	11,822	761
* Henry Schein Inc.	10,381	746
* CareFusion Corp.	24,848	720
* Cephalon Inc.	8,467	675
Beckman Coulter Inc.	7,734	643
DENTSPLY International Inc.	16,027	629
* Coventry Health Care Inc.	16,577	583
Universal Health Services Inc. Class B	9,984	544
Patterson Cos. Inc.	13,782	477
* Kinetic Concepts Inc.	7,845	465
Omnicare Inc.	13,140	413
* Community Health Systems Inc.	10,425	299
		79,822
Industrials (2.6%)
Deere & Co.	47,222	4,065
PACCAR Inc.	40,628	2,031
Rockwell Automation Inc.	15,751	1,309
WW Grainger Inc.	7,681	1,160
Southwest Airlines Co.	83,010	982
Iron Mountain Inc.	22,290	758
Manpower Inc.	9,110	557

	Pitney Bowes Inc.	22,739	543
	Equifax Inc.	13,758	520
*	Foster Wheeler AG	13,911	477
	JB Hunt Transport Services Inc.	10,171	466
	Robert Half International Inc.	16,458	454
	Dun & Bradstreet Corp.	5,608	450
	Pentair Inc.	10,973	444
*	Terex Corp.	12,159	361
			14,577
Information Technology (31.8%)
*	Apple Inc.	102,286	35,578
	Oracle Corp.	555,686	19,016
*	Google Inc. Class A	26,594	14,069
	Intel Corp.	591,243	13,309
	Qualcomm Inc.	179,054	10,491
	Cisco Systems Inc.	616,494	10,357
*	EMC Corp.	229,824	6,543
	Visa Inc. Class A	58,423	4,736
*	eBay Inc.	145,840	4,546
	Mastercard Inc. Class A	13,644	3,917
*	Dell Inc.	214,921	3,456
	Automatic Data Processing Inc.	54,889	3,025
*	Cognizant Technology Solutions Corp. Class A	33,920	2,579
*	NetApp Inc.	40,218	2,203
*	Juniper Networks Inc.	59,508	2,179
	Applied Materials Inc.	146,734	2,022
*	Adobe Systems Inc.	56,641	1,961
*	Citrix Systems Inc.	21,032	1,843
	Broadcom Corp. Class A	50,769	1,827
*	Intuit Inc.	33,622	1,815
	Altera Corp.	35,746	1,719
*	Symantec Corp.	84,931	1,660
	Western Union Co.	72,192	1,484
	Analog Devices Inc.	33,229	1,368
	Paychex Inc.	40,640	1,313
*	NVIDIA Corp.	65,006	1,303
*	Check Point Software Technologies Ltd.	23,163	1,272
*	SanDisk Corp.	26,267	1,248
*	Marvell Technology Group Ltd.	71,740	1,165
*	Micron Technology Inc.	110,700	1,129
*	BMC Software Inc.	19,920	1,112
*	Autodesk Inc.	25,195	1,083
*	Fiserv Inc.	16,322	1,053
*	Teradata Corp.	18,647	1,040
	Xilinx Inc.	28,962	1,033
	CA Inc.	43,129	1,009
*	Electronic Arts Inc.	37,040	904
*,^ First Solar Inc.		7,170	891
	Linear Technology Corp.	25,164	870
	Seagate Technology plc	50,677	851
	Microchip Technology Inc.	20,749	820
	KLA-Tencor Corp.	18,712	807
	Activision Blizzard Inc.	65,428	784
*	Akamai Technologies Inc.	20,204	686
	VeriSign Inc.	19,125	670
*	Advanced Micro Devices Inc.	76,366	663
	National Semiconductor Corp.	26,672	654

*	Lam Research Corp.		13,812	649
*	Avnet Inc.		17,127	620
*	Arrow Electronics Inc.		12,903	576
	Jabil Circuit Inc.		24,256	523
*	LSI Corp.		69,245	519
*	Synopsys Inc.		16,613	454
	Total System Services Inc.		21,845	406
*	Novellus Systems Inc.		10,158	368
*	IAC/InterActiveCorp		9,821	361
	Broadridge Financial Solutions Inc.		14,100	323
	DST Systems Inc.		5,205	262
*	Compuware Corp.		24,355	248
	Diebold Inc.		7,419	245
*	CoreLogic Inc.		13,257	240
				179,857
Materials (1.2%)
	Praxair Inc.		33,888	3,587
	Sigma-Aldrich Corp.		13,658	960
	Ball Corp.		19,820	783
	Vulcan Materials Co.		14,227	576
	International Flavors & Fragrances Inc.		8,924	571
	Sealed Air Corp.		17,950	461
				6,938
Telecommunication Services (2.1%)
	CenturyLink Inc.		65,691	2,837
*	American Tower Corp. Class A		44,837	2,488
*	Sprint Nextel Corp.		332,894	1,947
	Millicom International Cellular SA		11,977	1,368
*	Crown Castle International Corp.		32,685	1,353
	Frontier Communications Corp.		110,723	980
*	NII Holdings Inc.		18,804	821
	Telephone & Data Systems Inc.		5,673	186
				11,980
Utilities (0.3%)
	CenterPoint Energy Inc.		46,950	908
	TECO Energy Inc.		24,074	462
	Questar Corp.		19,618	340
				1,710
Total Common Stocks (Cost $457,357)				569,576
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,192)		0.155%	1,192,000	1,192

Total Investments (100.8%) (Cost $458,549)				570,768
Other Assets and Liabilities-Net (-0.8%)[2]				(4,472)
Net Assets (100%)				566,296

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $744,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $748,000 of collateral received for securities on loan.

FTSE Social Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $458,549,000. Net unrealized appreciation of investment securities for tax purposes was $112,219,000, consisting of unrealized gains of $148,433,000 on securities that had risen in value since their purchase and $36,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of May 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (9.9%)
	McDonald's Corp.	47,933	3,908
	Walt Disney Co.	82,878	3,450
*	Amazon.com Inc.	16,575	3,260
	Home Depot Inc.	75,297	2,732
*	Ford Motor Co.	161,800	2,414
	Comcast Corp. Class A	87,923	2,219
	Time Warner Inc.	50,211	1,829
*	DIRECTV Class A	36,345	1,827
	News Corp. Class A	93,686	1,718
	Target Corp.	30,862	1,529
	Lowe's Cos. Inc.	62,213	1,502
	NIKE Inc. Class B	16,922	1,429
	Viacom Inc. Class B	25,056	1,263
	Starbucks Corp.	34,089	1,254
	Johnson Controls Inc.	31,029	1,229
	Time Warner Cable Inc.	15,780	1,218
	Yum! Brands Inc.	21,506	1,190
*	priceline.com Inc.	2,255	1,162
*	General Motors Co.	35,742	1,137
	TJX Cos. Inc.	18,165	963
	Comcast Corp. Class A Special Shares	39,206	923
	Coach Inc.	13,641	868
	Carnival Corp.	20,944	813
	CBS Corp. Class B	28,995	810
*	Las Vegas Sands Corp.	16,678	693
	Kohl's Corp.	12,766	680
*	Bed Bath & Beyond Inc.	11,703	631
	Omnicom Group Inc.	13,055	611
	McGraw-Hill Cos. Inc.	14,126	600
	Staples Inc.	33,329	561
	Macy's Inc.	19,339	558
	Wynn Resorts Ltd.	3,698	542
	Marriott International Inc. Class A	13,445	508
	Best Buy Co. Inc.	15,520	493
	VF Corp.	3,963	395
	Gap Inc.	19,871	385
	Polo Ralph Lauren Corp. Class A	2,975	377
*	AutoZone Inc.	1,227	361
	JC Penney Co. Inc.	8,170	289
*	DISH Network Corp. Class A	9,505	288
*	Discovery Communications Inc. Class A	6,243	272
*	Discovery Communications Inc.	6,405	249
	News Corp. Class B	10,458	197
*	Dollar General Corp.	4,636	163
*,^ Sears Holdings Corp.		2,038	145
			49,645
Consumer Staples (11.4%)
	Procter & Gamble Co.	128,574	8,614

Coca-Cola Co.	94,870	6,338
Philip Morris International Inc.	82,566	5,924
PepsiCo Inc.	72,803	5,178
Wal-Mart Stores Inc.	89,997	4,970
Altria Group Inc.	95,901	2,691
Kraft Foods Inc.	76,363	2,670
CVS Caremark Corp.	62,850	2,432
Colgate-Palmolive Co.	22,684	1,986
Walgreen Co.	42,479	1,853
Costco Wholesale Corp.	20,052	1,654
Kimberly-Clark Corp.	18,578	1,269
General Mills Inc.	29,446	1,171
Archer-Daniels-Midland Co.	29,337	951
Sysco Corp.	26,927	867
HJ Heinz Co.	14,776	812
Lorillard Inc.	6,688	771
Kroger Co.	27,902	693
Kellogg Co.	11,881	677
Mead Johnson Nutrition Co.	9,407	638
Reynolds American Inc.	16,016	637
Avon Products Inc.	19,795	588
Estee Lauder Cos. Inc. Class A	5,565	570
Sara Lee Corp.	27,171	531
ConAgra Foods Inc.	20,111	511
Clorox Co.	6,383	450
Hershey Co.	7,651	426
Safeway Inc.	17,054	421
Molson Coors Brewing Co. Class B	7,415	346
Campbell Soup Co.	9,317	324
Brown-Forman Corp. Class B	3,726	270
		57,233
Energy (13.3%)
Exxon Mobil Corp.	227,831	19,017
Chevron Corp.	92,223	9,675
Schlumberger Ltd.	62,524	5,359
ConocoPhillips	62,409	4,570
Occidental Petroleum Corp.	37,348	4,028
Apache Corp.	17,561	2,188
Halliburton Co.	41,772	2,095
Anadarko Petroleum Corp.	22,736	1,808
Marathon Oil Corp.	32,569	1,764
Devon Energy Corp.	18,637	1,567
Baker Hughes Inc.	19,949	1,475
National Oilwell Varco Inc.	19,257	1,398
EOG Resources Inc.	11,656	1,272
Hess Corp.	13,928	1,101
Chesapeake Energy Corp.	30,104	943
Williams Cos. Inc.	26,918	845
Spectra Energy Corp.	29,837	823
Peabody Energy Corp.	12,397	761
Noble Energy Inc.	8,027	748
Valero Energy Corp.	26,093	718
* Southwestern Energy Co.	15,899	696
* Weatherford International Ltd.	34,077	674
Murphy Oil Corp.	8,406	579
Fluor Corp.	8,184	564
* Cameron International Corp.	11,142	531

Noble Corp.	11,540	483
* Ultra Petroleum Corp.	6,983	339
Diamond Offshore Drilling Inc.	3,181	234
Kinder Morgan Inc.	5,038	148
		66,403
Financials (14.4%)
JPMorgan Chase & Co.	182,970	7,912
Wells Fargo & Co.	229,905	6,522
Citigroup Inc.	133,436	5,491
Bank of America Corp.	464,947	5,463
* Berkshire Hathaway Inc. Class B	41,303	3,266
Goldman Sachs Group Inc.	22,713	3,196
American Express Co.	49,777	2,568
US Bancorp	88,150	2,257
MetLife Inc.	48,497	2,139
Bank of New York Mellon Corp.	56,919	1,600
Simon Property Group Inc.	13,441	1,587
Morgan Stanley	63,893	1,544
PNC Financial Services Group Inc.	24,129	1,506
Prudential Financial Inc.	22,184	1,415
Travelers Cos. Inc.	19,814	1,230
Capital One Financial Corp.	20,964	1,139
ACE Ltd.	15,416	1,061
State Street Corp.	23,058	1,055
Aflac Inc.	21,672	1,036
Franklin Resources Inc.	7,213	935
Chubb Corp.	13,566	890
BB&T Corp.	31,824	876
BlackRock Inc.	4,237	871
Charles Schwab Corp.	46,660	840
CME Group Inc.	2,927	836
Equity Residential	13,502	835
Public Storage	6,667	789
Marsh & McLennan Cos. Inc.	24,963	766
Allstate Corp.	24,331	764
T Rowe Price Group Inc.	11,744	743
Vornado Realty Trust	7,549	743
AON Corp.	13,674	713
Boston Properties Inc.	6,460	700
Ameriprise Financial Inc.	11,423	699
HCP Inc.	18,426	699
SunTrust Banks Inc.	24,584	692
Annaly Capital Management Inc.	36,525	662
Loews Corp.	15,262	641
Progressive Corp.	28,976	627
Discover Financial Services	24,819	592
Fifth Third Bancorp	42,014	549
Weyerhaeuser Co.	24,540	529
Invesco Ltd.	21,170	522
Hartford Financial Services Group Inc.	19,315	515
Northern Trust Corp.	9,983	487
Principal Financial Group Inc.	14,765	462
M&T Bank Corp.	5,162	456
General Growth Properties Inc.	19,779	326
TD Ameritrade Holding Corp.	10,553	227
NYSE Euronext	110	4

Moody's Corp.	84	3
		71,980
Health Care (11.7%)
Johnson & Johnson	125,659	8,456
Pfizer Inc.	367,303	7,879
Merck & Co. Inc.	141,524	5,201
Abbott Laboratories	70,966	3,708
* Amgen Inc.	42,841	2,594
UnitedHealth Group Inc.	50,246	2,460
Bristol-Myers Squibb Co.	78,213	2,249
Medtronic Inc.	49,317	2,007
Eli Lilly & Co.	47,637	1,833
Baxter International Inc.	26,761	1,593
* Gilead Sciences Inc.	36,540	1,525
* Express Scripts Inc.	22,943	1,366
WellPoint Inc.	17,258	1,349
* Celgene Corp.	21,602	1,316
Covidien plc	22,751	1,251
* Thermo Fisher Scientific Inc.	17,947	1,175
Allergan Inc.	14,145	1,170
* Medco Health Solutions Inc.	18,589	1,113
* Biogen Idec Inc.	10,517	996
McKesson Corp.	11,616	994
Becton Dickinson and Co.	10,161	890
Stryker Corp.	13,482	841
St. Jude Medical Inc.	15,735	797
* Agilent Technologies Inc.	15,941	795
Aetna Inc.	17,670	772
Cardinal Health Inc.	16,069	730
* Intuitive Surgical Inc.	1,807	631
CIGNA Corp.	12,499	624
* Zimmer Holdings Inc.	8,828	598
* Boston Scientific Corp.	70,025	503
* Forest Laboratories Inc.	13,189	475
Quest Diagnostics Inc.	7,860	459
* HCA Holdings Inc.	7,348	256
CR Bard Inc.	39	4
* Laboratory Corp. of America Holdings	43	4
		58,614
Industrials (10.8%)
General Electric Co.	487,824	9,581
United Technologies Corp.	40,272	3,535
Caterpillar Inc.	29,346	3,105
3M Co.	31,066	2,932
Boeing Co.	32,015	2,498
United Parcel Service Inc. Class B	33,756	2,481
Union Pacific Corp.	22,557	2,368
Honeywell International Inc.	34,073	2,029
Emerson Electric Co.	34,611	1,888
Deere & Co.	19,343	1,665
Danaher Corp.	25,559	1,394
CSX Corp.	17,016	1,349
FedEx Corp.	13,721	1,285
Norfolk Southern Corp.	16,362	1,199
Illinois Tool Works Inc.	20,597	1,181
General Dynamics Corp.	14,555	1,080
Tyco International Ltd.	21,770	1,074

Lockheed Martin Corp.	13,665	1,064
Precision Castparts Corp.	6,551	1,029
Cummins Inc.	8,637	909
Raytheon Co.	16,723	842
Northrop Grumman Corp.	12,773	834
Waste Management Inc.	20,718	806
Eaton Corp.	14,697	759
Ingersoll-Rand plc	15,139	755
PACCAR Inc.	15,106	755
Parker Hannifin Corp.	7,418	659
CH Robinson Worldwide Inc.	7,600	610
Rockwell Automation Inc.	6,480	539
Stanley Black & Decker Inc.	7,275	537
Expeditors International of Washington Inc.	9,723	514
ITT Corp.	7,975	460
Republic Services Inc. Class A	14,147	446
Rockwell Collins Inc.	7,200	440
Southwest Airlines Co.	36,319	430
L-3 Communications Holdings Inc.	5,226	427
* Delta Air Lines Inc.	38,333	386
		53,845
Information Technology (18.9%)
* Apple Inc.	42,322	14,721
International Business Machines Corp.	56,034	9,466
Microsoft Corp.	347,459	8,690
Oracle Corp.	185,676	6,354
* Google Inc. Class A	11,525	6,097
Intel Corp.	252,154	5,676
Qualcomm Inc.	75,503	4,424
Cisco Systems Inc.	253,960	4,266
Hewlett-Packard Co.	99,937	3,736
* EMC Corp.	95,028	2,705
Texas Instruments Inc.	53,864	1,901
Visa Inc. Class A	22,784	1,847
Accenture plc Class A	29,428	1,689
* eBay Inc.	53,844	1,678
Mastercard Inc. Class A	5,066	1,454
Corning Inc.	71,891	1,449
* Dell Inc.	80,336	1,292
Automatic Data Processing Inc.	22,804	1,257
* Cognizant Technology Solutions Corp. Class A	13,927	1,059
* Yahoo! Inc.	56,830	940
* NetApp Inc.	16,603	909
* Juniper Networks Inc.	24,570	899
* Salesforce.com Inc.	5,733	873
Applied Materials Inc.	60,619	835
* Adobe Systems Inc.	23,334	808
Broadcom Corp. Class A	22,255	801
* Citrix Systems Inc.	8,614	755
TE Connectivity Ltd.	20,413	752
* Intuit Inc.	13,665	737
Altera Corp.	14,564	700
* Symantec Corp.	35,068	686
* Motorola Solutions Inc.	13,927	667
Xerox Corp.	63,719	651
Western Union Co.	30,185	621
Analog Devices Inc.	13,767	567

	Paychex Inc.	14,987	484
	CA Inc.	18,824	440
*	Marvell Technology Group Ltd.	25,238	410
*	VMware Inc. Class A	3,800	370
	Fidelity National Information Services Inc.	11,125	358
*,^ First Solar Inc.		2,570	319
	Activision Blizzard Inc.	25,168	302
*	NVIDIA Corp.	242	5
			94,650
Materials (3.3%)
	EI du Pont de Nemours & Co.	42,336	2,257
	Freeport-McMoRan Copper & Gold Inc.	43,275	2,235
	Dow Chemical Co.	53,651	1,938
	Monsanto Co.	24,610	1,748
	Praxair Inc.	13,935	1,475
	Newmont Mining Corp.	22,355	1,265
	Air Products & Chemicals Inc.	9,835	935
*	Mosaic Co.	12,668	898
	Alcoa Inc.	48,803	820
	PPG Industries Inc.	7,378	655
	Nucor Corp.	14,537	616
	International Paper Co.	19,165	598
	Ecolab Inc.	10,685	586
	LyondellBasell Industries NV Class A	12,928	566
	Sherwin-Williams Co.	39	3
			16,595
Telecommunication Services (3.4%)
	AT&T Inc.	271,461	8,567
	Verizon Communications Inc.	128,642	4,751
	CenturyLink Inc.	27,586	1,192
*	American Tower Corp. Class A	18,314	1,016
*	Sprint Nextel Corp.	135,956	795
*	Crown Castle International Corp.	13,302	551
			16,872
Utilities (2.8%)
	Southern Co.	38,125	1,528
	Dominion Resources Inc.	26,670	1,273
	Exelon Corp.	30,363	1,271
	Duke Energy Corp.	60,900	1,142
	NextEra Energy Inc.	18,370	1,065
	FirstEnergy Corp.	19,168	855
	American Electric Power Co. Inc.	22,099	844
	PG&E Corp.	17,982	780
	Public Service Enterprise Group Inc.	23,277	780
	PPL Corp.	25,919	731
	Consolidated Edison Inc.	13,331	707
	Progress Energy Inc.	13,509	643
	Sempra Energy	10,460	577
	Entergy Corp.	8,298	565
	Edison International	14,269	562
	Xcel Energy Inc.	22,165	548
*	AES Corp.	30,830	400
			14,271
Total Common Stocks (Cost $442,769)			500,108

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $340)	0.155%	340,002	340

Total Investments (100.0%) (Cost $443,109)			500,448
Other Assets and Liabilities-Net (0.0%)[2]			(89)
Net Assets (100%)			500,359

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $337,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $340,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $443,109,000. Net unrealized appreciation of investment securities for tax purposes was $57,339,000, consisting of unrealized gains of $72,171,000 on securities that had risen in value since their purchase and $14,832,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.0%)
McDonald's Corp.	118,678	9,677
* Amazon.com Inc.	41,029	8,070
Comcast Corp. Class A	287,284	7,251
* Ford Motor Co.	401,458	5,990
* DIRECTV Class A	90,015	4,524
Target Corp.	76,078	3,768
Lowe's Cos. Inc.	154,077	3,719
News Corp. Class A	202,734	3,718
NIKE Inc. Class B	42,004	3,547
Viacom Inc. Class B	62,131	3,132
Starbucks Corp.	84,827	3,121
Johnson Controls Inc.	77,026	3,050
Time Warner Cable Inc.	39,080	3,018
Walt Disney Co.	71,796	2,989
Yum! Brands Inc.	53,160	2,941
* priceline.com Inc.	5,587	2,878
TJX Cos. Inc.	45,036	2,388
Home Depot Inc.	65,294	2,369
Coach Inc.	33,602	2,139
CBS Corp. Class B	71,525	1,999
* Las Vegas Sands Corp.	41,266	1,714
Kohl's Corp.	31,536	1,679
* Bed Bath & Beyond Inc.	28,908	1,558
McGraw-Hill Cos. Inc.	34,863	1,481
Staples Inc.	82,306	1,384
Wynn Resorts Ltd.	9,155	1,341
Marriott International Inc. Class A	33,498	1,267
News Corp. Class B	55,137	1,040
* General Motors Co.	31,092	989
VF Corp.	9,878	984
Omnicom Group Inc.	20,990	982
Gap Inc.	48,880	948
Polo Ralph Lauren Corp. Class A	7,440	943
* AutoZone Inc.	2,982	877
* Discovery Communications Inc. Class A	15,739	686
* Discovery Communications Inc.	15,925	618
Best Buy Co. Inc.	13,260	421
* Dollar General Corp.	11,568	406
* DISH Network Corp. Class A	11,680	354
		99,960
Consumer Staples (14.5%)
Coca-Cola Co.	235,086	15,706
Philip Morris International Inc.	204,496	14,673
PepsiCo Inc.	180,541	12,840
Wal-Mart Stores Inc.	222,918	12,310
Colgate-Palmolive Co.	56,130	4,913
Walgreen Co.	104,974	4,580
Costco Wholesale Corp.	49,647	4,095

Kimberly-Clark Corp.	45,980	3,140
General Mills Inc.	72,363	2,878
Sysco Corp.	66,240	2,134
Kroger Co.	68,753	1,706
Kellogg Co.	29,089	1,658
Mead Johnson Nutrition Co.	23,282	1,578
Avon Products Inc.	48,890	1,452
Estee Lauder Cos. Inc. Class A	13,824	1,417
Clorox Co.	15,594	1,099
Hershey Co.	18,889	1,053
HJ Heinz Co.	18,228	1,001
Sara Lee Corp.	43,762	856
Campbell Soup Co.	22,801	792
Brown-Forman Corp. Class B	9,663	700
		90,581
Energy (9.7%)
Schlumberger Ltd.	154,915	13,279
Occidental Petroleum Corp.	92,530	9,979
Halliburton Co.	103,886	5,210
Anadarko Petroleum Corp.	56,393	4,484
Baker Hughes Inc.	49,418	3,654
National Oilwell Varco Inc.	47,987	3,483
EOG Resources Inc.	28,907	3,155
Hess Corp.	34,551	2,731
Williams Cos. Inc.	66,730	2,095
Peabody Energy Corp.	30,757	1,887
* Southwestern Energy Co.	39,486	1,728
* Weatherford International Ltd.	84,471	1,670
Murphy Oil Corp.	20,813	1,434
Fluor Corp.	20,033	1,381
* Cameron International Corp.	27,862	1,328
Noble Energy Inc.	10,035	935
* Ultra Petroleum Corp.	17,316	842
Noble Corp.	14,389	602
Diamond Offshore Drilling Inc.	7,813	576
Kinder Morgan Inc.	12,597	369
		60,822
Financials (4.9%)
American Express Co.	123,153	6,355
Simon Property Group Inc.	33,350	3,937
* Berkshire Hathaway Inc. Class B	35,755	2,827
Franklin Resources Inc.	17,692	2,293
Charles Schwab Corp.	116,382	2,096
Public Storage	16,285	1,927
T Rowe Price Group Inc.	29,445	1,864
Discover Financial Services	62,068	1,480
Weyerhaeuser Co.	61,043	1,315
Invesco Ltd.	52,407	1,293
Northern Trust Corp.	24,763	1,208
Boston Properties Inc.	10,555	1,144
Equity Residential	11,684	722
AON Corp.	11,944	623
Ameriprise Financial Inc.	9,816	601
TD Ameritrade Holding Corp.	26,093	562
General Growth Properties Inc.	24,647	406
		30,653

Health Care (9.0%)
UnitedHealth Group Inc.	124,499	6,094
Medtronic Inc.	122,154	4,972
* Amgen Inc.	68,993	4,177
Baxter International Inc.	65,891	3,922
* Gilead Sciences Inc.	90,471	3,776
* Express Scripts Inc.	57,058	3,398
* Celgene Corp.	53,511	3,259
* Thermo Fisher Scientific Inc.	44,439	2,908
Allergan Inc.	34,746	2,875
* Medco Health Solutions Inc.	46,001	2,754
McKesson Corp.	28,848	2,470
* Biogen Idec Inc.	25,958	2,459
Becton Dickinson and Co.	25,146	2,201
Stryker Corp.	33,365	2,082
* Agilent Technologies Inc.	39,638	1,977
St. Jude Medical Inc.	38,939	1,973
* Intuitive Surgical Inc.	4,417	1,542
* Zimmer Holdings Inc.	21,832	1,479
Quest Diagnostics Inc.	19,404	1,134
* HCA Holdings Inc.	18,241	636
		56,088
Industrials (10.9%)
Caterpillar Inc.	72,637	7,685
Boeing Co.	79,647	6,215
United Parcel Service Inc. Class B	83,571	6,142
Union Pacific Corp.	55,890	5,867
Emerson Electric Co.	85,768	4,679
Deere & Co.	47,904	4,123
Danaher Corp.	63,738	3,476
CSX Corp.	42,161	3,343
FedEx Corp.	34,060	3,189
Norfolk Southern Corp.	40,505	2,969
Tyco International Ltd.	53,929	2,661
Precision Castparts Corp.	16,276	2,557
Cummins Inc.	21,353	2,247
PACCAR Inc.	37,361	1,868
Honeywell International Inc.	29,589	1,762
CH Robinson Worldwide Inc.	18,881	1,515
Rockwell Automation Inc.	16,204	1,347
Expeditors International of Washington Inc.	24,079	1,272
ITT Corp.	19,772	1,139
Republic Services Inc. Class A	34,949	1,102
Rockwell Collins Inc.	17,645	1,079
Ingersoll-Rand plc	18,725	934
Parker Hannifin Corp.	9,194	817
* Delta Air Lines Inc.	33,173	334
		68,322
Information Technology (30.8%)
* Apple Inc.	104,871	36,477
International Business Machines Corp.	138,728	23,435
Oracle Corp.	460,088	15,744
* Google Inc. Class A	28,550	15,104
Microsoft Corp.	559,489	13,993
Qualcomm Inc.	187,030	10,958
Cisco Systems Inc.	629,203	10,571
* EMC Corp.	235,405	6,702

	Texas Instruments Inc.	133,390	4,709
	Visa Inc. Class A	56,230	4,558
	Accenture plc Class A	72,894	4,183
*	eBay Inc.	133,008	4,146
	Mastercard Inc. Class A	12,667	3,636
	Hewlett-Packard Co.	86,584	3,236
	Automatic Data Processing Inc.	56,577	3,118
*	Cognizant Technology Solutions Corp. Class A	34,558	2,628
*	NetApp Inc.	41,128	2,253
*	Juniper Networks Inc.	60,880	2,229
*	Salesforce.com Inc.	14,167	2,157
*	Adobe Systems Inc.	57,582	1,994
	Broadcom Corp. Class A	55,089	1,982
*	Citrix Systems Inc.	21,324	1,868
*	Intuit Inc.	33,524	1,809
	Altera Corp.	36,423	1,752
*	Symantec Corp.	86,828	1,697
*	Dell Inc.	98,835	1,589
	Western Union Co.	73,574	1,513
	Analog Devices Inc.	34,075	1,403
*	Yahoo! Inc.	70,785	1,171
	CA Inc.	46,390	1,086
*	Marvell Technology Group Ltd.	62,927	1,022
*	VMware Inc. Class A	9,513	926
	Paychex Inc.	24,138	780
*,^ First Solar Inc.		6,262	778
	Activision Blizzard Inc.	60,478	725
*	Motorola Solutions Inc.	12,050	577
			192,509
Materials (3.2%)
	Monsanto Co.	61,046	4,337
	Praxair Inc.	34,461	3,647
	Newmont Mining Corp.	55,333	3,130
*	Mosaic Co.	31,303	2,218
	EI du Pont de Nemours & Co.	36,720	1,957
	Ecolab Inc.	26,386	1,448
	Air Products & Chemicals Inc.	12,208	1,161
	LyondellBasell Industries NV Class A	21,015	921
	PPG Industries Inc.	9,141	811
			19,630
Telecommunication Services (0.6%)
*	American Tower Corp. Class A	45,237	2,510
*	Crown Castle International Corp.	33,018	1,367
			3,877
Utilities (0.2%)
*	AES Corp.	76,226	988

Total Common Stocks (Cost $514,453)			623,430

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.155%		630,301	630

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.160%	7/18/11	100	100
Total Temporary Cash Investments (Cost $730)				730
Total Investments (99.9%) (Cost $515,183)				624,160
Other Assets and Liabilities-Net (0.1%)[2]				430
Net Assets (100%)				624,590

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $628,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Includes $630,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

Mega Cap 300 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	623,430	—	—
Temporary Cash Investments	630	100	—
Futures Contracts—Assets[1]	8	—	—
Total	624,068	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2011	12	806	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $515,183,000. Net unrealized appreciation of investment securities for tax purposes was $108,977,000, consisting of unrealized gains of $116,896,000 on securities that had risen in value since their purchase and $7,919,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (3.7%)
Walt Disney Co.	109,602	4,563
Time Warner Inc.	102,132	3,721
Home Depot Inc.	99,510	3,610
Carnival Corp.	42,616	1,654
* General Motors Co.	47,339	1,506
Macy's Inc.	39,516	1,141
Best Buy Co. Inc.	20,359	646
JC Penney Co. Inc.	16,579	587
Comcast Corp. Class A Special Shares	22,659	534
Omnicom Group Inc.	9,293	435
*,^ Sears Holdings Corp.	4,154	295
* DISH Network Corp. Class A	9,505	288
		18,980
Consumer Staples (8.3%)
Procter & Gamble Co.	261,758	17,538
Altria Group Inc.	195,550	5,487
Kraft Foods Inc.	155,258	5,429
CVS Caremark Corp.	127,851	4,947
Archer-Daniels-Midland Co.	59,547	1,930
Lorillard Inc.	13,554	1,562
Reynolds American Inc.	32,693	1,300
ConAgra Foods Inc.	40,660	1,034
Safeway Inc.	34,414	850
HJ Heinz Co.	14,912	819
Molson Coors Brewing Co. Class B	15,178	708
Sara Lee Corp.	19,273	377
		41,981
Energy (16.8%)
Exxon Mobil Corp.	463,466	38,685
Chevron Corp.	187,634	19,685
ConocoPhillips	126,958	9,296
Apache Corp.	35,751	4,454
Marathon Oil Corp.	66,298	3,591
Devon Energy Corp.	37,918	3,188
Chesapeake Energy Corp.	61,127	1,916
Spectra Energy Corp.	60,609	1,672
Valero Energy Corp.	53,149	1,462
Noble Energy Inc.	8,124	757
Noble Corp.	11,773	493
		85,199
Financials (23.9%)
JPMorgan Chase & Co.	372,327	16,099
Wells Fargo & Co.	467,820	13,272
Citigroup Inc.	271,683	11,180
Bank of America Corp.	946,050	11,116
Goldman Sachs Group Inc.	46,212	6,503
US Bancorp	179,590	4,598
MetLife Inc.	98,537	4,345

* Berkshire Hathaway Inc. Class B	54,543	4,313
Bank of New York Mellon Corp.	115,993	3,261
Morgan Stanley	129,941	3,139
PNC Financial Services Group Inc.	49,096	3,065
Prudential Financial Inc.	45,146	2,879
Travelers Cos. Inc.	40,195	2,495
Capital One Financial Corp.	42,254	2,296
ACE Ltd.	31,290	2,153
State Street Corp.	46,945	2,149
Aflac Inc.	44,036	2,104
Chubb Corp.	27,548	1,807
BB&T Corp.	64,887	1,787
BlackRock Inc.	8,576	1,763
CME Group Inc.	5,955	1,702
Marsh & McLennan Cos. Inc.	50,764	1,557
Allstate Corp.	49,479	1,553
Vornado Realty Trust	15,409	1,516
HCP Inc.	37,442	1,421
SunTrust Banks Inc.	50,146	1,411
Annaly Capital Management Inc.	75,138	1,362
Loews Corp.	30,839	1,296
Progressive Corp.	58,695	1,271
Fifth Third Bancorp	85,789	1,120
Equity Residential	17,836	1,103
Hartford Financial Services Group Inc.	39,445	1,051
AON Corp.	18,213	950
Principal Financial Group Inc.	29,891	935
M&T Bank Corp.	10,453	923
Ameriprise Financial Inc.	14,899	912
Boston Properties Inc.	4,635	502
General Growth Properties Inc.	20,155	332
		121,241
Health Care (14.4%)
Johnson & Johnson	255,633	17,202
Pfizer Inc.	747,313	16,030
Merck & Co. Inc.	288,122	10,588
Abbott Laboratories	144,666	7,559
Bristol-Myers Squibb Co.	159,089	4,575
Eli Lilly & Co.	97,342	3,746
WellPoint Inc.	35,082	2,742
Covidien plc	46,127	2,537
* Amgen Inc.	30,505	1,847
Aetna Inc.	35,904	1,568
Cardinal Health Inc.	32,663	1,484
CIGNA Corp.	25,317	1,263
* Boston Scientific Corp.	142,390	1,022
* Forest Laboratories Inc.	26,668	961
		73,124
Industrials (10.5%)
General Electric Co.	992,528	19,493
United Technologies Corp.	81,779	7,178
3M Co.	63,157	5,961
Honeywell International Inc.	45,193	2,691
Illinois Tool Works Inc.	41,857	2,399
General Dynamics Corp.	29,583	2,196
Lockheed Martin Corp.	27,773	2,163
Raytheon Co.	33,542	1,690

Northrop Grumman Corp.	25,831	1,686
Waste Management Inc.	42,132	1,638
Eaton Corp.	29,829	1,541
Stanley Black & Decker Inc.	14,843	1,097
Southwest Airlines Co.	73,997	875
L-3 Communications Holdings Inc.	10,564	863
Ingersoll-Rand plc	15,363	767
Parker Hannifin Corp.	7,502	667
* Delta Air Lines Inc.	50,726	511
		53,416
Information Technology (6.8%)
Intel Corp.	512,921	11,546
Microsoft Corp.	247,415	6,188
Hewlett-Packard Co.	132,217	4,942
Corning Inc.	146,264	2,947
Applied Materials Inc.	123,266	1,699
TE Connectivity Ltd.	41,644	1,534
Xerox Corp.	130,784	1,335
* Dell Inc.	81,193	1,305
* Yahoo! Inc.	58,232	964
* Motorola Solutions Inc.	18,339	878
Fidelity National Information Services Inc.	22,622	728
Paychex Inc.	10,643	344
		34,410
Materials (3.5%)
Freeport-McMoRan Copper & Gold Inc.	87,946	4,541
Dow Chemical Co.	109,107	3,942
EI du Pont de Nemours & Co.	55,998	2,985
Alcoa Inc.	99,339	1,670
Nucor Corp.	29,537	1,251
International Paper Co.	38,982	1,217
Air Products & Chemicals Inc.	10,046	955
PPG Industries Inc.	7,494	665
LyondellBasell Industries NV Class A	9,292	407
		17,633
Telecommunication Services (6.2%)
AT&T Inc.	552,554	17,438
Verizon Communications Inc.	261,702	9,665
CenturyLink Inc.	56,001	2,419
* Sprint Nextel Corp.	279,503	1,635
		31,157
Utilities (5.6%)
Southern Co.	77,556	3,108
Dominion Resources Inc.	54,218	2,587
Exelon Corp.	61,805	2,587
Duke Energy Corp.	124,245	2,330
NextEra Energy Inc.	37,341	2,164
FirstEnergy Corp.	38,994	1,740
American Electric Power Co. Inc.	44,918	1,716
PG&E Corp.	36,975	1,604
Public Service Enterprise Group Inc.	47,254	1,583
PPL Corp.	52,792	1,488
Consolidated Edison Inc.	27,193	1,443
Progress Energy Inc.	27,382	1,304
Sempra Energy	21,284	1,174
Edison International	28,925	1,139

Entergy Corp.			16,644	1,134
Xcel Energy Inc.			45,075	1,115
				28,216
Total Common Stocks (Cost $457,898)				505,357
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.155%		153,301	153

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.250%	6/22/11	100	100
Total Temporary Cash Investments (Cost $253)				253
Total Investments (99.8%) (Cost $458,151)				505,610
Other Assets and Liabilities-Net (0.2%)[3]				1,118
Net Assets (100%)				506,728

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $149,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $153,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Mega Cap 300 Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	505,357	—	—
Temporary Cash Investments	153	100	—
Futures Contracts—Assets[1]	8	—	—
Total	505,518	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2011	12	806	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $458,151,000. Net unrealized appreciation of investment securities for tax purposes was $47,459,000, consisting of unrealized gains of $55,366,000 on securities that had risen in value since their purchase and $7,907,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/31	28,073	11,585
United States Treasury Strip Coupon	0.000%	11/15/31	28,235	11,501
United States Treasury Strip Coupon	0.000%	2/15/32	28,295	11,373
United States Treasury Strip Coupon	0.000%	5/15/32	28,620	11,359
United States Treasury Strip Coupon	0.000%	8/15/32	27,060	10,600
United States Treasury Strip Coupon	0.000%	11/15/32	29,315	11,341
United States Treasury Strip Coupon	0.000%	2/15/33	29,560	11,286
United States Treasury Strip Coupon	0.000%	5/15/33	26,470	9,978
United States Treasury Strip Coupon	0.000%	8/15/33	26,740	9,948
United States Treasury Strip Coupon	0.000%	11/15/33	29,980	11,011
United States Treasury Strip Coupon	0.000%	2/15/34	27,155	9,850
United States Treasury Strip Coupon	0.000%	5/15/34	28,705	10,278
United States Treasury Strip Coupon	0.000%	8/15/34	29,550	10,442
United States Treasury Strip Coupon	0.000%	11/15/34	30,550	10,654
United States Treasury Strip Coupon	0.000%	2/15/35	26,845	9,228
United States Treasury Strip Coupon	0.000%	5/15/35	26,015	8,839
United States Treasury Strip Coupon	0.000%	8/15/35	30,080	10,079
United States Treasury Strip Coupon	0.000%	11/15/35	28,005	9,272
United States Treasury Strip Coupon	0.000%	2/15/36	37,775	12,336
United States Treasury Strip Coupon	0.000%	5/15/36	28,130	9,074
United States Treasury Strip Coupon	0.000%	8/15/36	29,200	9,301
United States Treasury Strip Coupon	0.000%	11/15/36	28,435	8,944
United States Treasury Strip Coupon	0.000%	2/15/37	36,440	11,308
United States Treasury Strip Coupon	0.000%	5/15/37	30,500	9,364
United States Treasury Strip Coupon	0.000%	8/15/37	27,900	8,448
United States Treasury Strip Coupon	0.000%	11/15/37	28,620	8,555
United States Treasury Strip Coupon	0.000%	2/15/38	35,400	10,457
United States Treasury Strip Coupon	0.000%	5/15/38	38,485	11,236
United States Treasury Strip Coupon	0.000%	8/15/38	33,675	9,716
United States Treasury Strip Coupon	0.000%	11/15/38	28,450	8,097
United States Treasury Strip Coupon	0.000%	2/15/39	24,000	6,756
United States Treasury Strip Coupon	0.000%	5/15/39	28,300	7,862
United States Treasury Strip Coupon	0.000%	8/15/39	31,910	8,763
United States Treasury Strip Coupon	0.000%	11/15/39	34,895	9,457
United States Treasury Strip Coupon	0.000%	2/15/40	16,600	4,451
United States Treasury Strip Coupon	0.000%	5/15/40	17,145	4,541
United States Treasury Strip Coupon	0.000%	8/15/40	14,500	3,797
United States Treasury Strip Coupon	0.000%	11/15/40	18,000	4,663
United States Treasury Strip Coupon	0.000%	2/15/41	2,250	576
United States Treasury Strip Principal	0.000%	2/15/36	19,545	6,551
United States Treasury Strip Principal	0.000%	2/15/37	20,450	6,515
United States Treasury Strip Principal	0.000%	5/15/37	26,820	8,459
United States Treasury Strip Principal	0.000%	2/15/38	23,700	7,179
United States Treasury Strip Principal	0.000%	5/15/38	18,495	5,525
United States Treasury Strip Principal	0.000%	2/15/39	28,385	8,194
United States Treasury Strip Principal	0.000%	5/15/39	29,610	8,376
United States Treasury Strip Principal	0.000%	8/15/39	27,400	7,655
United States Treasury Strip Principal	0.000%	11/15/39	21,600	5,952
United States Treasury Strip Principal	0.000%	2/15/40	39,440	10,754

United States Treasury Strip Principal	0.000%	5/15/40	40,300	10,837
United States Treasury Strip Principal	0.000%	8/15/40	43,165	11,526
United States Treasury Strip Principal	0.000%	11/15/40	38,565	10,129
United States Treasury Strip Principal	0.000%	2/15/41	54,170	14,067
United States Treasury Strip Principal	0.000%	5/15/41	58,000	14,948
Total U.S. Government and Agency Obligations (Cost $491,899)				492,993
Total Investments (100.0%) (Cost $491,899)				492,993
Other Assets and Liabilities-Net (0.0%)				(5)
Net Assets (100%)				492,988

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 2 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $491,899,000. Net unrealized appreciation of investment securities for tax purposes was $1,094,000, consisting of unrealized gains of $9,819,000 on securities that had risen in value since their purchase and $8,725,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Auto Components (4.2%)
Johnson Controls Inc.	155,946	6,175
* BorgWarner Inc.	25,725	1,865
Autoliv Inc.	20,495	1,578
* TRW Automotive Holdings Corp.	23,981	1,364
Lear Corp.	24,223	1,231
* Goodyear Tire & Rubber Co.	55,941	992
Gentex Corp.	32,801	963
* Dana Holding Corp.	33,363	604
* Tenneco Inc.	13,892	580
Cooper Tire & Rubber Co.	13,499	326
* American Axle & Manufacturing Holdings Inc.	15,219	176
* Exide Technologies	15,147	149
* Modine Manufacturing Co.	9,106	145
* Federal-Mogul Corp.	5,692	132
Drew Industries Inc.	4,528	120
* Dorman Products Inc.	3,050	115
Superior Industries International Inc.	5,196	114
* Fuel Systems Solutions Inc.	3,786	94
* Stoneridge Inc.	5,686	87
Standard Motor Products Inc.	4,175	63
* Tower International Inc.	1,540	27
* Wonder Auto Technology Inc.	4,323	12
		16,912
Automobiles (5.2%)
* Ford Motor Co.	812,194	12,118
* General Motors Co.	179,665	5,715
Harley-Davidson Inc.	54,243	2,016
Thor Industries Inc.	10,280	332
* Tesla Motors Inc.	9,878	298
* Winnebago Industries Inc.	6,677	76
		20,555
Distributors (0.7%)
Genuine Parts Co.	36,310	1,990
* LKQ Corp.	31,894	848
* Core-Mark Holding Co. Inc.	2,004	71
Weyco Group Inc.	1,658	40
		2,949
Diversified Consumer Services (2.3%)
* Apollo Group Inc. Class A	29,562	1,215
H&R Block Inc.	70,245	1,138
DeVry Inc.	15,145	816
Sotheby's	15,515	660
Service Corp. International	55,286	635
Weight Watchers International Inc.	7,565	607
* Career Education Corp.	17,810	383
* ITT Educational Services Inc.	5,533	381
* Coinstar Inc.	7,049	374
Strayer Education Inc.	3,055	367

	Hillenbrand Inc.	14,307	325
	Matthews International Corp. Class A	6,770	265
*	K12 Inc.	5,737	200
	Regis Corp.	13,266	198
*	American Public Education Inc.	4,322	189
*	Capella Education Co.	3,568	172
*,^ Education Management Corp.		7,800	168
*	Steiner Leisure Ltd.	3,238	162
	Stewart Enterprises Inc. Class A	19,428	145
*	Bridgepoint Education Inc.	4,810	113
*	Pre-Paid Legal Services Inc.	1,559	103
*	Grand Canyon Education Inc.	7,902	102
	Universal Technical Institute Inc.	5,050	92
*	Corinthian Colleges Inc.	19,899	77
	Lincoln Educational Services Corp.	4,366	64
*	Archipelago Learning Inc.	2,125	22
			8,973
Hotels, Restaurants & Leisure (16.8%)
	McDonald's Corp.	240,282	19,593
	Starbucks Corp.	171,752	6,319
	Yum! Brands Inc.	107,658	5,956
	Carnival Corp.	104,957	4,073
*	Las Vegas Sands Corp.	83,628	3,474
	Wynn Resorts Ltd.	18,650	2,733
	Starwood Hotels & Resorts Worldwide Inc.	44,243	2,698
	Marriott International Inc. Class A	67,769	2,562
*	Chipotle Mexican Grill Inc. Class A	7,146	2,066
	Darden Restaurants Inc.	31,793	1,610
	Wyndham Worldwide Corp.	39,889	1,388
*	Royal Caribbean Cruises Ltd.	32,335	1,261
*	MGM Resorts International	78,732	1,186
	International Game Technology	68,817	1,186
*	Panera Bread Co. Class A	6,924	866
*	Penn National Gaming Inc.	15,375	623
	Brinker International Inc.	20,553	530
*	Hyatt Hotels Corp. Class A	10,294	459
*	WMS Industries Inc.	13,251	417
*	Cheesecake Factory Inc.	13,113	417
	Six Flags Entertainment Corp.	5,103	407
*	Vail Resorts Inc.	8,284	403
*	Bally Technologies Inc.	9,864	389
	Wendy's/Arby's Group Inc. Class A	76,679	386
*	Life Time Fitness Inc.	8,647	318
*	BJ's Restaurants Inc.	5,641	289
*	Orient-Express Hotels Ltd. Class A	23,658	276
*	Domino's Pizza Inc.	11,046	275
*	Gaylord Entertainment Co.	8,314	268
*	Buffalo Wild Wings Inc.	4,196	263
	Texas Roadhouse Inc. Class A	15,011	259
	Cracker Barrel Old Country Store Inc.	5,350	253
	Choice Hotels International Inc.	6,820	243
*	Jack in the Box Inc.	10,518	234
	Bob Evans Farms Inc.	6,940	217
	PF Chang's China Bistro Inc.	5,248	212
*	Pinnacle Entertainment Inc.	14,149	205
	CEC Entertainment Inc.	4,860	198
*	DineEquity Inc.	3,529	190

International Speedway Corp. Class A	6,383	183
Ameristar Casinos Inc.	7,386	166
* Papa John's International Inc.	4,742	157
* Peet's Coffee & Tea Inc.	3,037	154
* Sonic Corp.	13,388	154
* Scientific Games Corp. Class A	14,763	145
* Ruby Tuesday Inc.	13,364	142
* Shuffle Master Inc.	12,284	134
* Red Robin Gourmet Burgers Inc.	3,419	125
* Interval Leisure Group Inc.	9,193	125
* Boyd Gaming Corp.	12,832	121
* Biglari Holdings Inc.	298	119
* Krispy Kreme Doughnuts Inc.	14,001	118
Churchill Downs Inc.	2,480	108
* California Pizza Kitchen Inc.	5,323	98
* AFC Enterprises Inc.	5,891	98
* Denny's Corp.	22,610	92
* Bravo Brio Restaurant Group Inc.	3,546	79
Marcus Corp.	4,674	49
Speedway Motorsports Inc.	3,344	48
* Isle of Capri Casinos Inc.	4,757	42
Ambassadors Group Inc.	4,065	39
* Monarch Casino & Resort Inc.	108	1
		67,199
Household Durables (4.3%)
Fortune Brands Inc.	31,790	2,058
Whirlpool Corp.	17,514	1,468
Newell Rubbermaid Inc.	66,948	1,192
* Tempur-Pedic International Inc.	15,836	1,030
* NVR Inc.	1,289	962
Tupperware Brands Corp.	14,497	949
* Garmin Ltd.	26,858	915
* Mohawk Industries Inc.	13,467	896
Leggett & Platt Inc.	33,623	868
DR Horton Inc.	66,348	808
Harman International Industries Inc.	16,050	770
* Toll Brothers Inc.	34,549	751
Jarden Corp.	20,182	707
Lennar Corp. Class A	35,814	680
* Pulte Group Inc.	78,957	666
MDC Holdings Inc.	8,664	233
* Helen of Troy Ltd.	6,659	216
American Greetings Corp. Class A	8,531	205
KB Home	15,943	196
Ryland Group Inc.	10,149	186
* iRobot Corp.	5,395	181
* Meritage Homes Corp.	6,651	166
Ethan Allen Interiors Inc.	5,916	138
* La-Z-Boy Inc.	11,893	132
* Standard Pacific Corp.	24,280	96
* Universal Electronics Inc.	3,035	77
* Beazer Homes USA Inc.	17,362	73
* Libbey Inc.	4,483	71
Blyth Inc.	1,303	59
* Furniture Brands International Inc.	11,399	55
* M/I Homes Inc.	4,178	53
* Hovnanian Enterprises Inc. Class A	14,487	38

CSS Industries Inc.	1,820	34
* Sealy Corp.	10,812	28
		16,957
Internet & Catalog Retail (7.6%)
* Amazon.com Inc.	83,097	16,344
* priceline.com Inc.	11,317	5,831
* Netflix Inc.	11,569	3,133
* Liberty Media Corp. - Interactive	131,407	2,393
Expedia Inc.	45,762	1,282
* Shutterfly Inc.	6,547	397
* HSN Inc.	9,280	327
* Blue Nile Inc.	3,385	169
Nutrisystem Inc.	5,847	83
PetMed Express Inc.	5,164	66
* Overstock.com Inc.	3,718	54
* Vitacost.com Inc.	3,846	11
* Orbitz Worldwide Inc.	4,482	10
		30,100
Leisure Equipment & Products (1.4%)
Mattel Inc.	80,276	2,119
Hasbro Inc.	28,396	1,299
Polaris Industries Inc.	7,431	820
Brunswick Corp.	19,452	422
Pool Corp.	11,413	345
* Eastman Kodak Co.	61,526	205
* Jakks Pacific Inc.	6,308	125
Callaway Golf Co.	14,812	100
Sturm Ruger & Co. Inc.	4,403	97
* Smith & Wesson Holding Corp.	13,475	47
* Leapfrog Enterprises Inc.	10,067	46
* Marine Products Corp.	2,627	16
		5,641
Media (27.0%)
Walt Disney Co.	415,505	17,298
Comcast Corp. Class A	428,863	10,825
Time Warner Inc.	251,743	9,171
* DIRECTV Class A	182,162	9,155
News Corp. Class A	451,180	8,275
Viacom Inc. Class B	125,554	6,329
Time Warner Cable Inc.	79,057	6,105
Comcast Corp. Class A Special Shares	208,415	4,908
CBS Corp. Class B	144,853	4,049
Omnicom Group Inc.	65,393	3,058
McGraw-Hill Cos. Inc.	70,631	3,000
Virgin Media Inc.	70,509	2,300
* Sirius XM Radio Inc.	860,436	2,022
Cablevision Systems Corp. Class A	49,017	1,741
* DISH Network Corp. Class A	47,184	1,429
* Liberty Media Corp. - Capital	15,382	1,402
* Discovery Communications Inc. Class A	31,871	1,388
Interpublic Group of Cos. Inc.	112,668	1,344
News Corp. Class B	70,722	1,334
* Discovery Communications Inc.	32,409	1,258
* Liberty Global Inc. Class A	26,089	1,175
Scripps Networks Interactive Inc. Class A	21,481	1,083
* Liberty Global Inc.	24,687	1,057
* Liberty Media Corp. - Starz	11,316	863

	Gannett Co. Inc.	55,209	787
	John Wiley & Sons Inc. Class A	10,609	562
	Washington Post Co. Class B	1,193	490
	Cinemark Holdings Inc.	19,974	434
*	Lamar Advertising Co. Class A	14,272	414
*	DreamWorks Animation SKG Inc. Class A	16,164	387
*	Live Nation Entertainment Inc.	33,462	386
*	Madison Square Garden Co. Class A	12,899	355
	Morningstar Inc.	5,754	348
*	Valassis Communications Inc.	11,391	331
	Meredith Corp.	8,536	270
	Arbitron Inc.	6,188	264
	Regal Entertainment Group Class A	19,411	263
*	New York Times Co. Class A	28,607	229
	National CineMedia Inc.	12,747	227
	Scholastic Corp.	6,357	173
*	Belo Corp. Class A	21,097	168
*	Clear Channel Outdoor Holdings Inc. Class A	9,325	138
*	Ascent Media Corp. Class A	2,808	135
*	Knology Inc.	7,259	113
	Sinclair Broadcast Group Inc. Class A	11,581	111
*	Warner Music Group Corp.	12,507	103
	Harte-Hanks Inc.	9,525	78
*	CKX Inc.	12,862	70
	World Wrestling Entertainment Inc. Class A	6,320	66
*	Lions Gate Entertainment Corp.	11,018	65
*	EW Scripps Co. Class A	7,354	63
*	Journal Communications Inc. Class A	9,813	53
*	Entercom Communications Corp. Class A	4,946	46
*	McClatchy Co. Class A	13,850	42
*	ReachLocal Inc.	1,928	41
*	LIN TV Corp. Class A	7,131	34
*	Martha Stewart Living Omnimedia Class A	6,254	33
*	Dex One Corp.	8,484	20
			107,868
Multiline Retail (6.0%)
	Target Corp.	153,977	7,626
	Kohl's Corp.	63,950	3,405
	Macy's Inc.	97,457	2,815
	Nordstrom Inc.	40,137	1,880
*	Dollar Tree Inc.	28,840	1,838
	Family Dollar Stores Inc.	29,098	1,622
	JC Penney Co. Inc.	40,871	1,448
*	Dollar General Corp.	23,604	828
*,^ Sears Holdings Corp.		10,110	718
*	Big Lots Inc.	17,358	580
	Dillard's Inc. Class A	9,669	543
*	Saks Inc.	25,930	293
*	99 Cents Only Stores	11,271	233
	Fred's Inc. Class A	8,544	124
*	Gordmans Stores Inc.	1,292	22
			23,975
Specialty Retail (18.1%)
	Home Depot Inc.	377,443	13,694
	Lowe's Cos. Inc.	311,730	7,525
	TJX Cos. Inc.	91,126	4,831
*	Bed Bath & Beyond Inc.	58,646	3,160

	Staples Inc.	166,501	2,801
	Limited Brands Inc.	63,661	2,544
	Best Buy Co. Inc.	77,142	2,450
	Ross Stores Inc.	27,416	2,247
	Tiffany & Co.	27,645	2,092
*	O'Reilly Automotive Inc.	32,493	1,953
	Gap Inc.	99,430	1,929
*	AutoZone Inc.	6,049	1,778
*	CarMax Inc.	51,929	1,540
	Abercrombie & Fitch Co.	20,266	1,536
	PetSmart Inc.	27,103	1,228
	Advance Auto Parts Inc.	18,868	1,172
	Tractor Supply Co.	16,727	1,056
*	GameStop Corp. Class A	34,857	975
*	Urban Outfitters Inc.	30,311	923
*	Signet Jewelers Ltd.	19,685	906
	Foot Locker Inc.	35,682	890
	Williams-Sonoma Inc.	21,929	858
*	Dick's Sporting Goods Inc.	21,040	836
	Guess? Inc.	14,829	678
	Chico's FAS Inc.	40,701	614
*	Ulta Salon Cosmetics & Fragrance Inc.	10,267	575
	American Eagle Outfitters Inc.	40,547	538
*	Ascena Retail Group Inc.	15,416	516
	Aaron's Inc.	17,640	498
	Rent-A-Center Inc.	14,740	478
	Men's Wearhouse Inc.	11,496	396
*	Sally Beauty Holdings Inc.	23,078	387
	RadioShack Corp.	24,353	384
*	Aeropostale Inc.	20,253	383
*	ANN Inc.	13,391	377
*,^ AutoNation Inc.		10,327	362
*	JOS A Bank Clothiers Inc.	6,340	362
*	DSW Inc. Class A	6,143	308
*	Childrens Place Retail Stores Inc.	5,982	301
*	Pier 1 Imports Inc.	24,300	290
	Buckle Inc.	6,425	274
*	Hibbett Sports Inc.	6,553	273
	Finish Line Inc. Class A	11,782	272
*	Office Depot Inc.	63,544	267
	Express Inc.	12,241	258
*	Cabela's Inc.	10,238	251
*	Genesco Inc.	5,520	248
*	Vitamin Shoppe Inc.	5,932	242
*	Collective Brands Inc.	14,716	230
	Penske Automotive Group Inc.	10,582	220
	Monro Muffler Brake Inc.	6,609	214
	Group 1 Automotive Inc.	5,422	210
*	Select Comfort Corp.	11,490	188
	Cato Corp. Class A	6,379	174
	PEP Boys-Manny Moe & Jack	11,985	170
*	OfficeMax Inc.	19,410	162
	Stage Stores Inc.	8,619	155
*	Lumber Liquidators Holdings Inc.	5,722	154
*	Zumiez Inc.	4,901	149
*	Rue21 Inc.	3,641	123
*	Asbury Automotive Group Inc.	6,730	113
*	Charming Shoppes Inc.	26,536	110

Sonic Automotive Inc. Class A	8,346	109
Barnes & Noble Inc.	5,546	109
Brown Shoe Co. Inc.	9,996	103
* Wet Seal Inc. Class A	23,503	101
HOT Topic Inc.	10,314	80
* Talbots Inc.	16,224	77
* hhgregg Inc.	4,569	71
Stein Mart Inc.	6,522	64
* America's Car-Mart Inc.	2,203	62
* Body Central Corp.	2,499	61
Bebe Stores Inc.	8,708	58
* Citi Trends Inc.	3,420	57
* Shoe Carnival Inc.	2,088	57
* Systemax Inc.	3,378	49
Christopher & Banks Corp.	8,062	48
* Kirkland's Inc.	3,598	47
Big 5 Sporting Goods Corp.	4,749	45
Haverty Furniture Cos. Inc.	3,777	42
* Pacific Sunwear of California Inc.	12,171	39
* New York & Co. Inc.	6,138	33
* Coldwater Creek Inc.	14,525	27
		72,167
Textiles, Apparel & Luxury Goods (6.4%)
NIKE Inc. Class B	84,974	7,176
Coach Inc.	68,120	4,337
VF Corp.	19,985	1,992
Polo Ralph Lauren Corp. Class A	15,047	1,907
* Fossil Inc.	11,985	1,268
* Lululemon Athletica Inc.	11,456	1,040
Phillips-Van Heusen Corp.	13,890	916
* Deckers Outdoor Corp.	8,892	810
* Hanesbrands Inc.	22,195	673
* Warnaco Group Inc.	10,063	555
* Under Armour Inc. Class A	8,473	552
* CROCS Inc.	20,420	464
Wolverine World Wide Inc.	11,187	438
* Carter's Inc.	13,158	417
* Iconix Brand Group Inc.	16,844	416
* Steven Madden Ltd.	5,823	325
* Timberland Co. Class A	9,139	299
Jones Group Inc.	20,484	252
* Vera Bradley Inc.	4,197	207
Columbia Sportswear Co.	2,701	177
* True Religion Apparel Inc.	5,513	162
* Maidenform Brands Inc.	5,325	160
* G-III Apparel Group Ltd.	3,732	160
* Skechers U.S.A. Inc. Class A	8,799	154
* Liz Claiborne Inc.	21,692	142
* Quiksilver Inc.	30,180	141
Oxford Industries Inc.	3,255	124
Volcom Inc.	4,217	103
* Perry Ellis International Inc.	2,974	93
Movado Group Inc.	4,185	69
* K-Swiss Inc. Class A	6,214	69
* Unifi Inc.	3,394	47
* Kenneth Cole Productions Inc. Class A	2,227	28
		25,673

Total Common Stocks (Cost $350,268)			398,969
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$1,006)	0.155%	1,006,452	1,006
Total Investments (100.2%) (Cost $351,274)			399,975
Other Assets and Liabilities-Net (-0.2%)[2]			(914)
Net Assets (100%)			399,061

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $636,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $662,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,946	—	23
Temporary Cash Investments	1,006	—	—
Total	399,952	—	23

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2011:

Consumer Discretionary Index Fund

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2010	—
Transfers in and/or out of Level 3	23
Balance as of May 31, 2011	23

C. At May 31, 2011, the cost of investment securities for tax purposes was $351,274,000. Net unrealized appreciation of investment securities for tax purposes was $48,701,000, consisting of unrealized gains of $65,312,000 on securities that had risen in value since their purchase and $16,611,000 in unrealized losses on securities that had fallen in value since their purchase.

Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Beverages (20.1%)
Coca-Cola Co.	1,091,824	72,945
PepsiCo Inc.	825,722	58,725
Coca-Cola Enterprises Inc.	199,724	5,770
Dr Pepper Snapple Group Inc.	135,703	5,591
Molson Coors Brewing Co. Class B	94,855	4,425
Brown-Forman Corp. Class B	48,877	3,543
* Hansen Natural Corp.	47,639	3,413
* Constellation Brands Inc. Class A	119,910	2,633
* Boston Beer Co. Inc. Class A	8,359	701
* Heckmann Corp.	112,171	673
* Central European Distribution Corp.	46,918	589
Coca-Cola Bottling Co. Consolidated	7,652	516
National Beverage Corp.	29,341	415
* Primo Water Corp.	2,871	41
		159,980
Food & Staples Retailing (21.8%)
Wal-Mart Stores Inc.	1,022,518	56,463
CVS Caremark Corp.	773,142	29,913
Walgreen Co.	528,799	23,072
Costco Wholesale Corp.	247,655	20,427
Sysco Corp.	336,074	10,825
Kroger Co.	350,994	8,712
Safeway Inc.	223,148	5,512
Whole Foods Market Inc.	87,836	5,372
* BJ's Wholesale Club Inc.	36,627	1,847
SUPERVALU Inc.	142,248	1,459
* United Natural Foods Inc.	32,564	1,417
Ruddick Corp.	31,217	1,372
Casey's General Stores Inc.	28,020	1,161
Pricesmart Inc.	18,031	841
Andersons Inc.	16,003	693
* Rite Aid Corp.	586,490	616
Spartan Stores Inc.	31,422	586
* Winn-Dixie Stores Inc.	62,961	574
Weis Markets Inc.	14,056	565
* Pantry Inc.	30,329	560
Nash Finch Co.	14,348	539
Ingles Markets Inc. Class A	22,204	395
* Susser Holdings Corp.	23,013	330
Village Super Market Inc. Class A	12,408	326
* Fresh Market Inc.	1,031	41
		173,618
Food Products (20.5%)
Kraft Foods Inc.	948,254	33,160
General Mills Inc.	368,525	14,656
Archer-Daniels-Midland Co.	366,168	11,867
HJ Heinz Co.	182,099	10,001
Kellogg Co.	150,797	8,594

	Mead Johnson Nutrition Co.	118,744	8,050
	Sara Lee Corp.	353,578	6,912
	ConAgra Foods Inc.	257,437	6,547
*	Green Mountain Coffee Roasters Inc.	76,823	6,328
	Bunge Ltd.	80,178	5,969
	JM Smucker Co.	70,366	5,579
	Hershey Co.	94,779	5,282
	Campbell Soup Co.	122,160	4,245
	McCormick & Co. Inc.	73,373	3,683
	Tyson Foods Inc. Class A	178,742	3,400
*	Ralcorp Holdings Inc.	35,375	3,111
	Corn Products International Inc.	48,498	2,751
	Hormel Foods Corp.	93,043	2,729
*	Smithfield Foods Inc.	97,053	2,033
	Flowers Foods Inc.	55,325	1,844
*	Dean Foods Co.	131,137	1,820
*	Darling International Inc.	86,161	1,650
*	TreeHouse Foods Inc.	25,535	1,556
	Diamond Foods Inc.	17,689	1,317
*	Hain Celestial Group Inc.	30,789	1,101
	Lancaster Colony Corp.	15,943	967
	Fresh Del Monte Produce Inc.	33,976	934
	B&G Foods Inc. Class A	47,190	875
	Sanderson Farms Inc.	18,581	816
	J&J Snack Foods Corp.	14,644	754
	Tootsie Roll Industries Inc.	22,021	646
*	Chiquita Brands International Inc.	43,143	643
	Snyders-Lance Inc.	28,498	606
*	Dole Food Co. Inc.	42,042	564
*	Smart Balance Inc.	94,597	519
	Cal-Maine Foods Inc.	17,196	513
	Calavo Growers Inc.	18,163	402
	Alico Inc.	14,307	356
*	Pilgrim's Pride Corp.	65,032	323
	Farmer Bros Co.	21,942	225
*,^ Feihe International Inc.		6,358	58
*	Seneca Foods Corp. Class A	1,511	41
*	AgFeed Industries Inc.	905	1
			163,428
Household Products (19.5%)
	Procter & Gamble Co.	1,506,293	100,922
	Colgate-Palmolive Co.	275,043	24,075
	Kimberly-Clark Corp.	233,124	15,922
	Clorox Co.	81,575	5,749
	Church & Dwight Co. Inc.	43,366	3,647
*	Energizer Holdings Inc.	41,974	3,234
	WD-40 Co.	16,097	682
*	Central Garden and Pet Co. Class A	55,947	563
*	Central Garden and Pet Co.	39,634	405
*	Spectrum Brands Holdings Inc.	1,165	42
			155,241
Personal Products (2.9%)
	Avon Products Inc.	246,723	7,330
	Estee Lauder Cos. Inc. Class A	66,937	6,862
	Herbalife Ltd.	73,792	4,153
	Nu Skin Enterprises Inc. Class A	40,395	1,579
*	Elizabeth Arden Inc.	23,205	713

*	Prestige Brands Holdings Inc.		52,577	679
	Inter Parfums Inc.		24,232	540
*	Revlon Inc. Class A		26,522	467
*	USANA Health Sciences Inc.		12,874	378
*	American Oriental Bioengineering Inc.		38,823	49
*	Medifast Inc.		1,625	44
				22,794
Tobacco (15.2%)
	Philip Morris International Inc.		943,539	67,699
	Altria Group Inc.		1,171,224	32,865
	Lorillard Inc.		85,497	9,856
	Reynolds American Inc.		203,320	8,088
	Universal Corp.		19,576	825
	Vector Group Ltd.		40,156	773
*	Alliance One International Inc.		112,009	435
*	Star Scientific Inc.		8,064	42
				120,583
Total Common Stocks (Cost $695,649)				795,644
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $756)		0.155%	756,000	756
Total Investments (100.1%) (Cost $696,405)				796,400
Other Assets and Liabilities-Net (-0.1%)[2]				(598)
Net Assets (100%)				795,802

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $58,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $63,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

Consumer Staples Index Fund

C. At May 31, 2011, the cost of investment securities for tax purposes was $696,405,000. Net unrealized appreciation of investment securities for tax purposes was $99,995,000, consisting of unrealized gains of $108,136,000 on securities that had risen in value since their purchase and $8,141,000 in unrealized losses on securities that had fallen in value since their purchase.

Consumer Staples Index Fund

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Construction & Engineering (0.4%)
Construction & Engineering (0.4%)
Massey Energy Co.	139,279	9,192

Energy Equipment & Services (21.6%)
Oil & Gas Drilling (2.9%)
Noble Corp.	345,910	14,483
* Nabors Industries Ltd.	391,264	10,912
Helmerich & Payne Inc.	146,639	9,191
Diamond Offshore Drilling Inc.	96,036	7,075
Patterson-UTI Energy Inc.	223,896	7,015
* Rowan Cos. Inc.	162,913	6,459
* Atwood Oceanics Inc.	90,563	3,925
* Unit Corp.	65,024	3,745
* Pioneer Drilling Co.	111,699	1,635
* Parker Drilling Co.	253,871	1,620
* Hercules Offshore Inc.	252,907	1,581
* Vantage Drilling Co.	71,919	144

Oil & Gas Equipment & Services (18.7%)
Schlumberger Ltd.	1,738,904	149,059
Halliburton Co.	1,197,056	60,032
Baker Hughes Inc.	571,537	42,254
National Oilwell Varco Inc.	552,552	40,104
* Weatherford International Ltd.	980,979	19,394
* Cameron International Corp.	326,980	15,584
* FMC Technologies Inc.	329,492	14,705
* McDermott International Inc.	327,767	6,955
* Oceaneering International Inc.	78,850	6,426
Core Laboratories NV	62,569	6,425
* Dresser-Rand Group Inc.	117,760	6,192
* Oil States International Inc.	74,313	5,875
CARBO Ceramics Inc.	30,174	4,534
* Superior Energy Services Inc.	119,955	4,495
Lufkin Industries Inc.	46,861	4,251
Tidewater Inc.	76,790	4,197
* Key Energy Services Inc.	209,017	3,696
* Dril-Quip Inc.	48,964	3,632
* Complete Production Services Inc.	102,511	3,402
SEACOR Holdings Inc.	32,623	3,252
* Helix Energy Solutions Group Inc.	172,336	3,019
Bristow Group Inc.	55,781	2,563
* ION Geophysical Corp.	227,387	2,294
RPC Inc.	84,827	2,136
* Exterran Holdings Inc.	96,206	2,073
* Tetra Technologies Inc.	144,623	1,973
* Gulfmark Offshore Inc.	45,408	1,857
* Newpark Resources Inc.	173,548	1,685
* Tesco Corp.	76,810	1,565
* Basic Energy Services Inc.	55,376	1,506

*	Hornbeck Offshore Services Inc.	55,579	1,500
	Gulf Island Fabrication Inc.	40,389	1,373
*	Global Industries Ltd.	217,796	1,366
*	Cal Dive International Inc.	201,897	1,314
*	OYO Geospace Corp.	13,566	1,232
*	Matrix Service Co.	81,748	1,093
*	Willbros Group Inc.	105,560	1,049
*	Dawson Geophysical Co.	26,272	931
*	PHI Inc.	43,104	914
*	Global Geophysical Services Inc.	8,181	142
*	RigNet Inc.	8,014	134

			503,968
Gas Utilities (0.0%)
	Gas Utilities (0.0%)
	Energen Corp.	2,379	148

Oil, Gas & Consumable Fuels (78.0%)
	Coal & Consumable Fuels (2.9%)
	Peabody Energy Corp.	357,440	21,933
	Consol Energy Inc.	302,272	15,497
*	Alpha Natural Resources Inc.	166,448	9,120
	Arch Coal Inc.	226,856	6,781
*	International Coal Group Inc.	272,465	3,959
*	Patriot Coal Corp.	149,689	3,462
*	Cloud Peak Energy Inc.	111,549	2,369
*	James River Coal Co.	75,240	1,649
*	USEC Inc.	226,951	949
*	Uranium Energy Corp.	234,372	738
*,^ L&L Energy Inc.		4,087	22

	Integrated Oil & Gas (47.5%)
	Exxon Mobil Corp.	6,253,876	522,011
	Chevron Corp.	2,591,565	271,881
	ConocoPhillips	1,515,251	110,947
	Occidental Petroleum Corp.	993,465	107,145
	Marathon Oil Corp.	929,603	50,357
	Hess Corp.	398,845	31,521
	Murphy Oil Corp.	242,133	16,680

	Oil & Gas Exploration & Production (21.5%)
	Apache Corp.	504,546	62,866
	Anadarko Petroleum Corp.	647,788	51,512
	Devon Energy Corp.	538,417	45,265
	EOG Resources Inc.	331,451	36,175
	Chesapeake Energy Corp.	856,253	26,835
	Noble Energy Inc.	231,866	21,610
*	Southwestern Energy Co.	457,901	20,042
*	Newfield Exploration Co.	179,885	13,418
	Pioneer Natural Resources Co.	144,375	13,257
	Range Resources Corp.	216,968	12,133
*	Denbury Resources Inc.	527,890	11,592
*	Petrohawk Energy Corp.	415,009	10,985
	Cimarex Energy Co.	114,015	10,937
	QEP Resources Inc.	237,370	10,326
*	Concho Resources Inc.	108,664	10,281
	EQT Corp.	187,643	10,166

* Ultra Petroleum Corp.	205,841	10,008
* Whiting Petroleum Corp.	141,588	9,501
Cabot Oil & Gas Corp.	147,690	8,677
* Plains Exploration & Production Co.	197,398	7,274
* SandRidge Energy Inc.	545,110	6,171
SM Energy Co.	91,980	6,116
* Brigham Exploration Co.	174,529	5,435
* Forest Oil Corp.	152,984	4,574
* Continental Resources Inc.	68,974	4,567
* Rosetta Resources Inc.	83,183	4,088
EXCO Resources Inc.	200,440	4,037
Berry Petroleum Co. Class A	74,188	3,888
* Energy XXI Bermuda Ltd.	103,824	3,562
* Cobalt International Energy Inc.	198,979	2,863
* Gran Tierra Energy Inc.	392,103	2,807
* Bill Barrett Corp.	62,098	2,768
* Swift Energy Co.	70,512	2,766
* Stone Energy Corp.	78,631	2,537
* Carrizo Oil & Gas Inc.	65,205	2,491
* Quicksilver Resources Inc.	168,258	2,404
* McMoRan Exploration Co.	130,410	2,402
* Comstock Resources Inc.	79,447	2,389
* Gulfport Energy Corp.	72,152	2,135
* Northern Oil and Gas Inc.	102,831	2,067
W&T Offshore Inc.	75,514	1,956
* Petroleum Development Corp.	48,320	1,756
* ATP Oil & Gas Corp.	92,011	1,700
Contango Oil & Gas Co.	25,316	1,569
* Resolute Energy Corp.	88,420	1,539
* Clayton Williams Energy Inc.	19,083	1,431
* Magnum Hunter Resources Corp.	191,974	1,369
* Approach Resources Inc.	52,537	1,368
* Goodrich Petroleum Corp.	65,049	1,330
* Endeavour International Corp.	93,091	1,317
* Energy Partners Ltd.	80,725	1,295
Penn Virginia Corp.	86,778	1,266
* Harvest Natural Resources Inc.	95,665	1,176
* Petroquest Energy Inc.	142,077	1,135
* Rex Energy Corp.	86,455	1,129
* Venoco Inc.	75,964	1,117
* Vaalco Energy Inc.	148,049	1,051
* BPZ Resources Inc.	201,296	882
* Warren Resources Inc.	215,522	830
* Gastar Exploration Ltd.	241,097	817
* Delta Petroleum Corp.	799,463	568
* Oilsands Quest Inc.	1,135,285	488
* Oasis Petroleum Inc.	13,783	417
* Abraxas Petroleum Corp.	35,866	158
* FX Energy Inc.	18,026	157
* Georesources Inc.	5,934	147
* TransAtlantic Petroleum Ltd.	63,962	143
* Triangle Petroleum Corp.	20,563	142
Houston American Energy Corp.	7,540	139
* Kodiak Oil & Gas Corp.	19,919	136
* Hyperdynamics Corp.	24,161	115
* Atlas Energy Inc. Escrow	111,051	11

	Oil & Gas Refining & Marketing (2.3%)
	Valero Energy Corp.		751,100	20,655
	Sunoco Inc.		166,549	6,743
*	Tesoro Corp.		215,206	5,251
	Holly Corp.		80,591	5,022
	Frontier Oil Corp.		161,058	4,809
	World Fuel Services Corp.		99,613	3,644
*	CVR Energy Inc.		147,329	3,221
*	Western Refining Inc.		108,534	1,892
*	Clean Energy Fuels Corp.		94,367	1,349
	Delek US Holdings Inc.		60,252	909
	Alon USA Energy Inc.		71,105	870
*	Amyris Inc.		4,833	143
*	Green Plains Renewable Energy Inc.		13,635	141
*	Rentech Inc.		102,561	107
*,^ China Integrated Energy Inc.			65,646	30

	Oil & Gas Storage & Transportation (3.8%)
	Williams Cos. Inc.		774,436	24,310
	Spectra Energy Corp.		856,795	23,639
	El Paso Corp.		942,666	19,843
*	Kinder Morgan Management LLC		115,559	7,543
	Southern Union Co.		161,654	4,903
	Kinder Morgan Inc.		65,505	1,919
*	Cheniere Energy Inc.		148,536	1,739
*	Enbridge Energy Management LLC		55,421	1,719
	Overseas Shipholding Group Inc.		49,148	1,342
	Crosstex Energy Inc.		111,163	1,255
	General Maritime Corp.		239,203	404
	Targa Resources Corp.		4,181	146
*	SemGroup Corp. Class A		5,560	142
	Atlas Energy LP		1,151	28

				1,822,320
Total Common Stocks (Cost $1,831,733)				2,335,628
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $80)		0.155%	80,002	80
Total Investments (100.0%) (Cost $1,831,813)				2,335,708
Other Assets and Liabilities-Net (0.0%)[2]				275
Net Assets (100%)				2,335,983

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $80,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Energy Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,335,598	—	30
Temporary Cash Investments	80	—	—
Total	2,335,678	—	30

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2011:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of August 31, 2010	—
Transfers into Level 3	30
Balance as of May 31, 2011	30

C. At May 31, 2011, the cost of investment securities for tax purposes was $1,831,813,000. Net unrealized appreciation of investment securities for tax purposes was $503,895,000, consisting of unrealized gains of $515,511,000 on securities that had risen in value since their purchase and $11,616,000 in unrealized losses on securities that had fallen in value since their purchase.

Energy Index Fund

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Capital Markets (14.7%)
Goldman Sachs Group Inc.	155,366	21,865
Bank of New York Mellon Corp.	389,117	10,938
Morgan Stanley	436,254	10,540
State Street Corp.	157,348	7,202
Franklin Resources Inc.	48,845	6,329
BlackRock Inc.	28,924	5,946
Charles Schwab Corp.	320,859	5,779
T Rowe Price Group Inc.	80,958	5,125
Ameriprise Financial Inc.	77,170	4,725
Invesco Ltd.	144,181	3,557
Northern Trust Corp.	68,204	3,328
* Affiliated Managers Group Inc.	16,108	1,703
TD Ameritrade Holding Corp.	71,904	1,550
Legg Mason Inc.	45,297	1,533
* E*Trade Financial Corp.	79,255	1,253
Raymond James Financial Inc.	33,549	1,199
Eaton Vance Corp.	37,260	1,176
SEI Investments Co.	46,652	1,103
Ares Capital Corp.	64,021	1,077
* American Capital Ltd.	107,868	1,068
Waddell & Reed Financial Inc. Class A	26,905	1,039
Jefferies Group Inc.	43,768	969
Federated Investors Inc. Class B	29,243	749
Apollo Investment Corp.	61,550	702
* Stifel Financial Corp.	16,118	649
Janus Capital Group Inc.	55,322	571
Greenhill & Co. Inc.	8,368	466
* MF Global Holdings Ltd.	51,214	395
* Knight Capital Group Inc. Class A	29,396	363
Prospect Capital Corp.	30,926	362
* LPL Investment Holdings Inc.	8,482	305
* Financial Engines Inc.	10,131	252
Fifth Street Finance Corp.	20,417	252
optionsXpress Holdings Inc.	13,508	247
Solar Capital Ltd.	9,975	247
KBW Inc.	10,672	227
BlackRock Kelso Capital Corp.	21,588	214
* Investment Technology Group Inc.	13,179	200
Evercore Partners Inc. Class A	5,226	193
* Piper Jaffray Cos.	5,771	192
Cohen & Steers Inc.	6,079	186
PennantPark Investment Corp.	13,874	172
BGC Partners Inc. Class A	19,832	165
MCG Capital Corp.	23,896	164
* HFF Inc. Class A	9,613	157
* Internet Capital Group Inc.	11,722	153
Hercules Technology Growth Capital Inc.	13,235	145
Artio Global Investors Inc. Class A	10,022	140
* Intl. FCStone Inc.	4,878	126

* Safeguard Scientifics Inc.	6,440	126
Duff & Phelps Corp. Class A	8,506	125
* TradeStation Group Inc.	11,303	110
GFI Group Inc.	23,350	106
MVC Capital Inc.	7,155	96
Calamos Asset Management Inc. Class A	6,378	96
Capital Southwest Corp.	961	90
Oppenheimer Holdings Inc. Class A	3,049	87
Epoch Holding Corp.	4,414	74
Westwood Holdings Group Inc.	1,963	71
GAMCO Investors Inc.	1,450	67
* FBR Capital Markets Corp.	18,042	65
Golub Capital BDC Inc.	4,058	64
SWS Group Inc.	9,139	59
* Gleacher & Co. Inc.	25,289	56
THL Credit Inc.	3,077	41
* Penson Worldwide Inc.	6,112	23
Pzena Investment Management Inc. Class A	2,832	17
NGP Capital Resources Co.	31	—
		108,371
Commercial Banks (17.9%)
Wells Fargo & Co.	1,568,122	44,488
US Bancorp	602,137	15,415
PNC Financial Services Group Inc.	164,707	10,281
BB&T Corp.	217,570	5,992
SunTrust Banks Inc.	167,762	4,719
Fifth Third Bancorp	287,479	3,755
M&T Bank Corp.	35,156	3,104
Regions Financial Corp.	394,034	2,782
* CIT Group Inc.	59,603	2,642
KeyCorp	297,860	2,523
Comerica Inc.	55,691	2,011
Huntington Bancshares Inc.	270,490	1,785
Zions Bancorporation	57,348	1,367
Marshall & Ilsley Corp.	165,665	1,325
Cullen/Frost Bankers Inc.	17,356	1,011
Commerce Bancshares Inc.	23,070	987
* Popular Inc.	323,440	938
East West Bancorp Inc.	46,598	936
First Horizon National Corp.	82,396	866
City National Corp.	14,839	836
* SVB Financial Group	13,224	785
Associated Banc-Corp	54,332	766
* Signature Bank	12,802	729
Bank of Hawaii Corp.	15,253	723
TCF Financial Corp.	47,116	709
Fulton Financial Corp.	62,759	699
Valley National Bancorp	50,700	689
CapitalSource Inc.	96,246	623
Prosperity Bancshares Inc.	13,990	612
FirstMerit Corp.	36,091	588
Synovus Financial Corp.	245,969	585
Iberiabank Corp.	8,477	498
Webster Financial Corp.	23,499	490
Westamerica Bancorporation	9,204	463
Trustmark Corp.	19,170	457
BOK Financial Corp.	8,572	454

UMB Financial Corp.	10,133	432
Umpqua Holdings Corp.	36,044	432
Whitney Holding Corp.	30,603	411
FNB Corp.	38,100	402
Cathay General Bancorp	23,653	386
Hancock Holding Co.	11,538	373
Susquehanna Bancshares Inc.	40,934	357
Wintrust Financial Corp.	10,891	354
PrivateBancorp Inc. Class A	20,156	330
National Penn Bancshares Inc.	43,117	326
First Citizens BancShares Inc. Class A	1,660	325
Glacier Bancorp Inc.	22,796	324
Old National Bancorp	29,850	322
MB Financial Inc.	16,207	322
United Bankshares Inc.	13,009	316
BancorpSouth Inc.	23,858	306
First Financial Bancorp	18,327	293
International Bancshares Corp.	17,119	292
First Midwest Bancorp Inc.	23,550	288
Community Bank System Inc.	11,133	279
First Financial Bankshares Inc.	5,271	279
* Texas Capital Bancshares Inc.	11,054	277
Park National Corp.	3,927	265
Sterling Bancshares Inc.	30,810	262
NBT Bancorp Inc.	11,009	242
* Investors Bancorp Inc.	16,144	242
CVB Financial Corp.	26,626	239
Columbia Banking System Inc.	12,576	226
Bank of the Ozarks Inc.	4,345	211
PacWest Bancorp	9,498	200
First Commonwealth Financial Corp.	32,696	191
Independent Bank Corp.	6,387	189
Oriental Financial Group Inc.	14,594	180
* Sterling Financial Corp.	9,727	177
Home Bancshares Inc.	7,175	172
Chemical Financial Corp.	8,742	172
City Holding Co.	4,968	160
* Western Alliance Bancorp	21,744	160
* Pinnacle Financial Partners Inc.	10,070	156
S&T Bancorp Inc.	8,348	156
WesBanco Inc.	7,584	150
Sandy Spring Bancorp Inc.	7,724	146
Boston Private Financial Holdings Inc.	21,875	144
SCBT Financial Corp.	4,018	125
Danvers Bancorp Inc.	5,455	122
Simmons First National Corp. Class A	4,682	122
Renasant Corp.	7,457	112
* Citizens Republic Bancorp Inc.	128,260	111
Community Trust Bancorp Inc.	4,040	111
First Financial Corp.	3,414	111
Tompkins Financial Corp.	2,798	108
Lakeland Financial Corp.	4,795	107
TowneBank	7,732	107
Washington Trust Bancorp Inc.	4,337	102
SY Bancorp Inc.	4,041	99
First Busey Corp.	19,328	98
Cardinal Financial Corp.	8,884	98
1st Source Corp.	4,634	97

* Nara Bancorp Inc.	11,365	97
Hudson Valley Holding Corp.	4,387	96
Bancfirst Corp.	2,352	94
Southside Bancshares Inc.	4,636	94
Sterling Bancorp	9,664	92
Northfield Bancorp Inc.	6,321	89
StellarOne Corp.	7,206	88
Univest Corp. of Pennsylvania	5,127	87
Arrow Financial Corp.	3,464	85
Camden National Corp.	2,303	76
Lakeland Bancorp Inc.	7,275	75
First Community Bancshares Inc.	5,069	74
* Southwest Bancorp Inc.	5,777	72
Union First Market Bankshares Corp.	5,704	72
CoBiz Financial Inc.	10,699	69
First Interstate Bancsystem Inc.	4,834	69
Republic Bancorp Inc. Class A	3,318	68
* United Community Banks Inc.	28,847	63
Trico Bancshares	4,186	62
* Wilshire Bancorp Inc.	18,806	59
First Bancorp	4,874	58
Heartland Financial USA Inc.	3,640	52
* Hampton Roads Bankshares Inc.	1,913	50
Great Southern Bancorp Inc.	2,662	49
Suffolk Bancorp	3,172	49
Ames National Corp.	2,020	35
Capital City Bank Group Inc.	3,200	35
MainSource Financial Group Inc.	320	3
First Merchants Corp.	36	—
Citizens & Northern Corp.	17	—
		132,641
Consumer Finance (4.7%)
American Express Co.	339,097	17,497
Capital One Financial Corp.	141,791	7,705
Discover Financial Services	170,781	4,072
* SLM Corp.	165,075	2,813
Cash America International Inc.	9,342	486
* Ezcorp Inc. Class A	14,109	463
* First Cash Financial Services Inc.	8,868	370
* World Acceptance Corp.	4,927	329
* Dollar Financial Corp.	12,920	293
* Credit Acceptance Corp.	3,158	253
Nelnet Inc. Class A	9,244	203
* Green Dot Corp. Class A	4,516	175
Advance America Cash Advance Centers Inc.	13,699	84
* Netspend Holdings Inc.	6,932	58
* First Marblehead Corp.	22,019	40
		34,841
Diversified Financial Services (20.3%)
JPMorgan Chase & Co.	1,251,214	54,102
Citigroup Inc.	910,449	37,465
Bank of America Corp.	3,171,338	37,263
CME Group Inc.	19,959	5,703
NYSE Euronext	81,812	2,979
* IntercontinentalExchange Inc.	22,983	2,773
Moody's Corp.	64,761	2,585
Leucadia National Corp.	65,108	2,309

* MSCI Inc. Class A	37,518	1,417
* NASDAQ OMX Group Inc.	38,618	986
* Portfolio Recovery Associates Inc.	5,339	462
CBOE Holdings Inc.	16,202	426
* PHH Corp.	17,576	369
Interactive Brokers Group Inc.	13,246	227
* Pico Holdings Inc.	6,470	193
MarketAxess Holdings Inc.	7,177	172
* Encore Capital Group Inc.	4,889	162
* NewStar Financial Inc.	7,922	77
* Asset Acceptance Capital Corp.	5,245	22
Life Partners Holdings Inc.	3,138	14
Compass Diversified Holdings	56	1
		149,707
Insurance (21.4%)
* Berkshire Hathaway Inc. Class B	282,483	22,336
MetLife Inc.	330,590	14,579
Prudential Financial Inc.	151,619	9,670
Travelers Cos. Inc.	135,081	8,386
ACE Ltd.	105,057	7,230
Aflac Inc.	147,321	7,041
Chubb Corp.	92,515	6,068
Marsh & McLennan Cos. Inc.	170,397	5,226
Allstate Corp.	165,986	5,209
AON Corp.	93,804	4,892
Loews Corp.	103,627	4,354
Progressive Corp.	196,477	4,254
Hartford Financial Services Group Inc.	132,315	3,526
Principal Financial Group Inc.	100,453	3,141
Lincoln National Corp.	98,906	2,903
Unum Group	96,982	2,552
XL Group plc Class A	97,385	2,304
Willis Group Holdings plc	50,930	2,114
* Genworth Financial Inc. Class A	154,526	1,717
Torchmark Corp.	24,385	1,617
Everest Re Group Ltd.	17,031	1,515
PartnerRe Ltd.	20,051	1,501
Cincinnati Financial Corp.	48,792	1,484
Reinsurance Group of America Inc. Class A	23,091	1,467
* Arch Capital Group Ltd.	42,231	1,424
WR Berkley Corp.	37,491	1,241
HCC Insurance Holdings Inc.	36,404	1,205
* Markel Corp.	2,909	1,203
RenaissanceRe Holdings Ltd.	16,535	1,190
Assurant Inc.	31,286	1,157
Axis Capital Holdings Ltd.	34,860	1,148
Fidelity National Financial Inc. Class A	66,587	1,064
Brown & Brown Inc.	38,258	1,010
Arthur J Gallagher & Co.	34,045	977
Old Republic International Corp.	77,752	967
White Mountains Insurance Group Ltd.	2,244	919
Transatlantic Holdings Inc.	19,455	905
Assured Guaranty Ltd.	51,847	882
American Financial Group Inc.	24,725	879
* Allied World Assurance Co. Holdings Ltd.	11,294	685
Erie Indemnity Co. Class A	9,492	676
* Alleghany Corp.	1,995	665

Protective Life Corp.	27,140	655
* ProAssurance Corp.	9,243	650
Validus Holdings Ltd.	20,026	645
StanCorp Financial Group Inc.	14,555	629
* CNO Financial Group Inc.	78,718	609
Aspen Insurance Holdings Ltd.	22,108	594
Hanover Insurance Group Inc.	14,301	587
Endurance Specialty Holdings Ltd.	13,249	538
First American Financial Corp.	32,807	528
Alterra Capital Holdings Ltd.	23,024	524
Unitrin Inc.	16,263	485
Delphi Financial Group Inc.	15,297	446
* MBIA Inc.	46,964	413
Platinum Underwriters Holdings Ltd.	11,709	400
Montpelier Re Holdings Ltd.	19,455	366
Mercury General Corp.	8,714	363
RLI Corp.	5,978	360
Symetra Financial Corp.	26,320	353
Tower Group Inc.	12,530	305
Argo Group International Holdings Ltd.	9,738	288
Selective Insurance Group Inc.	17,026	282
Primerica Inc.	12,923	278
* Enstar Group Ltd.	2,696	274
* Greenlight Capital Re Ltd. Class A	9,603	252
American Equity Investment Life Holding Co.	17,751	231
Infinity Property & Casualty Corp.	3,997	213
Employers Holdings Inc.	12,575	209
Horace Mann Educators Corp.	12,530	205
American National Insurance Co.	2,465	198
Amtrust Financial Services Inc.	8,358	190
* Navigators Group Inc.	3,867	185
Safety Insurance Group Inc.	4,019	181
* National Financial Partners Corp.	13,537	177
Maiden Holdings Ltd.	17,066	160
Flagstone Reinsurance Holdings SA	18,325	160
Meadowbrook Insurance Group Inc.	15,908	157
* CNA Surety Corp.	5,696	151
FBL Financial Group Inc. Class A	4,633	147
* AMERISAFE Inc.	5,793	134
United Fire & Casualty Co.	7,066	134
* Hilltop Holdings Inc.	13,308	131
Harleysville Group Inc.	3,827	123
* FPIC Insurance Group Inc.	2,959	122
National Western Life Insurance Co. Class A	768	117
OneBeacon Insurance Group Ltd. Class A	7,076	106
* Global Indemnity plc	4,550	105
* Citizens Inc.	14,148	98
* eHealth Inc.	6,591	87
* Phoenix Cos. Inc.	36,709	87
State Auto Financial Corp.	5,116	85
SeaBright Holdings Inc.	7,080	72
Presidential Life Corp.	6,415	68
Stewart Information Services Corp.	5,408	57
Baldwin & Lyons Inc.	2,467	56
Kansas City Life Insurance Co.	1,534	46
National Interstate Corp.	2,135	46
Donegal Group Inc. Class A	3,231	45
EMC Insurance Group Inc.	1,573	31

Universal Insurance Holdings Inc.	5,421	29
		158,450
Real Estate Investment Trusts (18.6%)
Simon Property Group Inc.	91,716	10,828
Equity Residential	92,150	5,698
Public Storage	45,050	5,331
Vornado Realty Trust	51,751	5,091
Boston Properties Inc.	44,702	4,843
HCP Inc.	125,794	4,773
Annaly Capital Management Inc.	252,064	4,570
Host Hotels & Resorts Inc.	213,239	3,749
Weyerhaeuser Co.	167,993	3,619
AvalonBay Communities Inc.	26,870	3,576
ProLogis	179,608	2,974
Ventas Inc.	51,105	2,882
Health Care REIT Inc.	53,862	2,865
Kimco Realty Corp.	127,274	2,483
General Growth Properties Inc.	135,683	2,236
SL Green Realty Corp.	24,699	2,223
Macerich Co.	40,831	2,220
Plum Creek Timber Co. Inc.	51,073	2,069
AMB Property Corp.	53,165	1,967
Digital Realty Trust Inc.	28,560	1,781
Nationwide Health Properties Inc.	39,836	1,745
Federal Realty Investment Trust	19,400	1,699
Rayonier Inc.	25,454	1,690
Alexandria Real Estate Equities Inc.	19,072	1,574
UDR Inc.	57,619	1,502
Camden Property Trust	21,719	1,396
Realty Income Corp.	39,617	1,392
Essex Property Trust Inc.	10,116	1,392
Liberty Property Trust	36,146	1,303
Chimera Investment Corp.	318,381	1,245
Regency Centers Corp.	25,894	1,199
Duke Realty Corp.	79,568	1,197
American Capital Agency Corp.	38,974	1,184
BRE Properties Inc.	23,199	1,184
Piedmont Office Realty Trust Inc. Class A	54,068	1,112
Senior Housing Properties Trust	44,265	1,069
Taubman Centers Inc.	17,269	1,046
Apartment Investment & Management Co.	36,921	987
Hospitality Properties Trust	38,965	962
Weingarten Realty Investors	36,122	962
Mack-Cali Realty Corp.	27,142	960
Developers Diversified Realty Corp.	64,356	933
MFA Financial Inc.	109,671	904
CBL & Associates Properties Inc.	44,096	848
BioMed Realty Trust Inc.	41,278	846
Highwoods Properties Inc.	22,644	817
Corporate Office Properties Trust	22,492	797
Douglas Emmett Inc.	36,987	779
Mid-America Apartment Communities Inc.	11,242	771
Kilroy Realty Corp.	18,163	753
American Campus Communities Inc.	21,114	746
Home Properties Inc.	11,871	735
LaSalle Hotel Properties	25,720	720
Entertainment Properties Trust	14,720	715

Tanger Factory Outlet Centers	25,683	705
Washington Real Estate Investment Trust	20,287	700
National Retail Properties Inc.	26,430	681
Hatteras Financial Corp.	22,951	670
Omega Healthcare Investors Inc.	31,242	665
Post Properties Inc.	15,291	644
Starwood Property Trust Inc.	29,540	642
Extra Space Storage Inc.	27,811	605
DiamondRock Hospitality Co.	52,183	600
CommonWealth REIT	22,845	596
Equity Lifestyle Properties Inc.	9,235	543
Brandywine Realty Trust	42,367	541
Invesco Mortgage Capital Inc.	21,820	497
DuPont Fabros Technology Inc.	18,855	493
Colonial Properties Trust	23,345	493
Potlatch Corp.	12,593	453
Healthcare Realty Trust Inc.	20,410	449
Medical Properties Trust Inc.	35,147	434
DCT Industrial Trust Inc.	76,715	434
Lexington Realty Trust	44,812	423
EastGroup Properties Inc.	8,498	399
Equity One Inc.	19,762	388
* Sunstone Hotel Investors Inc.	37,467	381
Sovran Self Storage Inc.	8,782	368
Redwood Trust Inc.	23,513	366
PS Business Parks Inc.	6,260	360
National Health Investors Inc.	7,314	345
Pebblebrook Hotel Trust	15,591	339
U-Store-It Trust	29,396	331
Cypress Sharpridge Investments Inc.	25,078	322
Glimcher Realty Trust	30,887	316
Franklin Street Properties Corp.	22,791	312
Two Harbors Investment Corp.	28,225	303
Capstead Mortgage Corp.	22,066	293
* First Industrial Realty Trust Inc.	23,169	291
Hersha Hospitality Trust Class A	47,955	289
Pennsylvania Real Estate Investment Trust	16,787	288
* Strategic Hotels & Resorts Inc.	42,718	286
LTC Properties Inc.	9,368	277
Anworth Mortgage Asset Corp.	37,929	275
Acadia Realty Trust	12,740	263
Cousins Properties Inc.	29,637	260
First Potomac Realty Trust	15,406	258
Alexander's Inc.	651	255
Government Properties Income Trust	9,534	252
Inland Real Estate Corp.	27,601	252
CreXus Investment Corp.	22,054	249
Sun Communities Inc.	6,235	248
Investors Real Estate Trust	24,583	238
* FelCor Lodging Trust Inc.	36,609	228
* iStar Financial Inc.	26,024	224
Associated Estates Realty Corp.	12,967	219
Getty Realty Corp.	8,252	214
Ashford Hospitality Trust Inc.	14,867	212
Education Realty Trust Inc.	22,539	196
Colony Financial Inc.	9,726	179
Chesapeake Lodging Trust	9,465	168
Universal Health Realty Income Trust	3,713	161

Ramco-Gershenson Properties Trust	11,472	151
Saul Centers Inc.	3,709	148
Retail Opportunity Investments Corp.	13,251	145
PennyMac Mortgage Investment Trust	8,449	144
Walter Investment Management Corp.	8,054	141
Resource Capital Corp.	20,211	137
Sabra Healthcare REIT Inc.	7,756	135
* Newcastle Investment Corp.	24,051	132
NorthStar Realty Finance Corp.	29,670	130
Parkway Properties Inc.	6,949	128
Urstadt Biddle Properties Inc. Class A	6,580	126
Campus Crest Communities Inc.	9,605	123
ARMOUR Residential REIT Inc.	15,052	115
Winthrop Realty Trust	9,259	114
Coresite Realty Corp.	6,162	109
CapLease Inc.	20,510	105
Kite Realty Group Trust	20,425	102
Hudson Pacific Properties Inc.	6,228	100
Cedar Shopping Centers Inc.	18,807	100
Cogdell Spencer Inc.	15,173	91
		137,291
Real Estate Management & Development (0.9%)
* CB Richard Ellis Group Inc. Class A	91,756	2,425
Jones Lang LaSalle Inc.	13,408	1,302
* Forest City Enterprises Inc. Class A	38,495	738
* Howard Hughes Corp.	8,287	634
* St. Joe Co.	22,911	498
* Altisource Portfolio Solutions SA	6,286	224
* Forestar Group Inc.	10,636	194
* Tejon Ranch Co.	4,399	162
* Kennedy-Wilson Holdings Inc.	6,925	80
Consolidated-Tomoka Land Co.	1,683	51
* Avatar Holdings Inc.	2,734	49
		6,357
Thrifts & Mortgage Finance (1.6%)
New York Community Bancorp Inc.	136,546	2,212
People's United Financial Inc.	113,449	1,515
First Niagara Financial Group Inc.	97,569	1,386
Hudson City Bancorp Inc.	149,801	1,368
Capitol Federal Financial Inc.	53,133	635
Washington Federal Inc.	35,455	563
* MGIC Investment Corp.	57,229	461
Northwest Bancshares Inc.	35,175	441
Astoria Financial Corp.	27,874	405
* TFS Financial Corp.	29,241	300
* Ocwen Financial Corp.	23,912	287
Provident Financial Services Inc.	17,352	248
Oritani Financial Corp.	17,826	223
Radian Group Inc.	41,954	209
Brookline Bancorp Inc.	18,832	164
Trustco Bank Corp. NY	24,229	143
ViewPoint Financial Group	10,357	135
Dime Community Bancshares Inc.	9,238	130
Flushing Financial Corp.	9,347	125
Berkshire Hills Bancorp Inc.	5,092	112
Provident New York Bancorp	11,000	101
* Flagstar Bancorp Inc.	69,281	98

Rockville Financial Inc.		9,536	91
WSFS Financial Corp.		2,115	88
* Doral Financial Corp.		41,254	86
* Beneficial Mutual Bancorp Inc.		10,187	86
Territorial Bancorp Inc.		3,943	80
United Financial Bancorp Inc.		4,617	74
* PMI Group Inc.		48,602	71
* Walker & Dunlop Inc.		5,167	70
Westfield Financial Inc.		7,985	67
Bank Mutual Corp.		14,079	57
First Financial Holdings Inc.		5,476	55
Home Federal Bancorp Inc.		4,909	55
BankFinancial Corp.		5,797	49
* Meridian Interstate Bancorp Inc.		3,070	41
Roma Financial Corp.		2,615	29
Abington Bancorp Inc.		24	—
ESSA Bancorp Inc.		16	—
			12,260
Total Common Stocks (Cost $849,015)			739,918
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investments (0.1%)
1 Vanguard Market Liquidity Fund (Cost $425)	0.155%	424,533	425
Total Investments (100.2%) (Cost $849,440)			740,343
Other Assets and Liabilities-Net (-0.2%)			(1,497)
Net Assets (100%)			738,846

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed b Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

Financials Index Fund

C. At May 31, 2011, the cost of investment securities for tax purposes was $849,440,000. Net unrealized depreciation of investment securities for tax purposes was $109,097,000, consisting of unrealized gains of $39,185,000 on securities that had risen in value since their purchase and $148,282,000 in unrealized losses on securities that had fallen in value since their purchase.

Financials Index Fund

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Biotechnology (13.4%)
* Amgen Inc.	466,571	28,246
* Gilead Sciences Inc.	397,828	16,605
* Celgene Corp.	235,418	14,339
* Biogen Idec Inc.	114,455	10,842
* Vertex Pharmaceuticals Inc.	102,311	5,524
* Alexion Pharmaceuticals Inc.	91,378	4,333
* Dendreon Corp.	73,826	3,130
* Cephalon Inc.	37,989	3,027
* Human Genome Sciences Inc.	94,651	2,591
* Regeneron Pharmaceuticals Inc.	35,197	2,113
* Pharmasset Inc.	18,614	1,902
* United Therapeutics Corp.	25,958	1,676
* BioMarin Pharmaceutical Inc.	55,485	1,566
* Onyx Pharmaceuticals Inc.	31,556	1,340
* Cubist Pharmaceuticals Inc.	29,736	1,146
* Myriad Genetics Inc.	44,926	1,142
* Incyte Corp. Ltd.	55,541	985
* Cepheid Inc.	30,607	983
* Seattle Genetics Inc.	48,257	935
* Theravance Inc.	34,943	913
* Amylin Pharmaceuticals Inc.	65,608	911
* Talecris Biotherapeutics Holdings Corp.	31,562	909
* InterMune Inc.	23,794	885
* Alkermes Inc.	47,584	872
* Exelixis Inc.	61,854	719
* Acorda Therapeutics Inc.	19,618	645
* Ariad Pharmaceuticals Inc.	63,087	548
PDL BioPharma Inc.	69,567	462
* Immunogen Inc.	37,661	458
* Isis Pharmaceuticals Inc.	46,865	433
* Momenta Pharmaceuticals Inc.	21,041	421
* Medivation Inc.	16,331	394
* NPS Pharmaceuticals Inc.	39,200	375
* Rigel Pharmaceuticals Inc.	42,617	354
* Ironwood Pharmaceuticals Inc.	23,251	352
* Targacept Inc.	13,958	314
* Emergent Biosolutions Inc.	12,213	305
* Savient Pharmaceuticals Inc.	34,913	296
* Ardea Biosciences Inc.	11,775	294
* Geron Corp.	64,511	283
* Enzon Pharmaceuticals Inc.	26,524	278
* Halozyme Therapeutics Inc.	40,129	271
* Opko Health Inc.	70,566	265
* SIGA Technologies Inc.	17,895	250
* Spectrum Pharmaceuticals Inc.	26,022	248
* AVEO Pharmaceuticals Inc.	12,620	231
* Micromet Inc.	36,337	225
* Neurocrine Biosciences Inc.	24,765	204
* Genomic Health Inc.	7,137	197

*	AMAG Pharmaceuticals Inc.	10,522	194
*	ZIOPHARM Oncology Inc.	26,364	188
*	Alnylam Pharmaceuticals Inc.	17,886	187
*	Arqule Inc.	24,671	178
*	Sangamo Biosciences Inc.	24,681	175
*	MannKind Corp.	41,647	170
*	Immunomedics Inc.	35,833	158
*	Cell Therapeutics Inc.	71,458	157
*	Protalix BioTherapeutics Inc.	24,455	152
*	Lexicon Pharmaceuticals Inc.	92,960	152
*	Metabolix Inc.	15,744	139
*	Progenics Pharmaceuticals Inc.	16,272	135
*	Idenix Pharmaceuticals Inc.	27,882	132
*	Novavax Inc.	50,096	121
*	Achillion Pharmaceuticals Inc.	16,058	120
*	Dyax Corp.	45,591	103
*	Codexis Inc.	9,340	102
*	Ligand Pharmaceuticals Inc. Class B	8,852	94
*	Arena Pharmaceuticals Inc.	60,484	87
*	PROLOR Biotech Inc.	16,978	86
*	BioMimetic Therapeutics Inc.	10,375	86
*	Allos Therapeutics Inc.	38,772	85
*	Nabi Biopharmaceuticals	14,805	81
*	Biotime Inc.	11,908	62
*	Osiris Therapeutics Inc.	7,897	59
*	Biospecifics Technologies Corp.	2,164	52
*	Orexigen Therapeutics Inc.	17,109	48
*,^ China Biologic Products Inc.		813	11
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	8,685	8
			119,059
Health Care Equipment & Supplies (18.2%)
	Medtronic Inc.	537,104	21,860
	Baxter International Inc.	289,874	17,253
	Covidien plc	247,073	13,589
	Becton Dickinson and Co.	110,581	9,681
	Stryker Corp.	146,731	9,156
	St. Jude Medical Inc.	171,306	8,680
*	Intuitive Surgical Inc.	19,445	6,786
*	Zimmer Holdings Inc.	96,089	6,511
*	Boston Scientific Corp.	762,292	5,473
*	Edwards Lifesciences Corp.	57,538	5,105
	CR Bard Inc.	42,456	4,746
*	Varian Medical Systems Inc.	60,119	4,060
*	CareFusion Corp.	111,687	3,237
	Beckman Coulter Inc.	35,753	2,971
*	Hologic Inc.	130,534	2,806
	DENTSPLY International Inc.	71,189	2,793
*	ResMed Inc.	76,754	2,471
*	IDEXX Laboratories Inc.	28,622	2,253
*	Gen-Probe Inc.	24,185	1,978
*	Kinetic Concepts Inc.	32,455	1,926
	Cooper Cos. Inc.	23,280	1,744
*	Alere Inc.	40,297	1,612
*	Sirona Dental Systems Inc.	27,996	1,513
	Hill-Rom Holdings Inc.	31,494	1,437
	Teleflex Inc.	20,059	1,246
*	American Medical Systems Holdings Inc.	38,461	1,152

STERIS Corp.	29,593	1,068
* Thoratec Corp.	29,447	1,024
* Haemonetics Corp.	12,788	865
Masimo Corp.	26,886	826
* Volcano Corp.	25,956	816
West Pharmaceutical Services Inc.	16,630	773
* Align Technology Inc.	30,797	755
* NuVasive Inc.	19,858	671
* Zoll Medical Corp.	10,881	662
* Immucor Inc.	31,478	659
* Integra LifeSciences Holdings Corp.	10,776	553
* DexCom Inc.	33,404	527
Invacare Corp.	14,835	498
* Neogen Corp.	10,990	493
Meridian Bioscience Inc.	20,509	489
* Arthrocare Corp.	13,712	470
* MAKO Surgical Corp.	13,876	457
* Insulet Corp.	21,265	448
* Cyberonics Inc.	12,548	410
* NxStage Medical Inc.	21,586	406
* CONMED Corp.	14,135	400
* Orthofix International NV	8,924	364
* Abaxis Inc.	11,322	352
* HeartWare International Inc.	4,780	348
Analogic Corp.	6,345	339
* Greatbatch Inc.	11,640	337
* Merit Medical Systems Inc.	16,816	330
* Wright Medical Group Inc.	19,507	303
* ABIOMED Inc.	16,009	301
* ICU Medical Inc.	6,121	265
* Natus Medical Inc.	14,400	242
* SonoSite Inc.	6,685	239
* Quidel Corp.	15,009	230
* Neoprobe Corp.	39,709	218
* Accuray Inc.	27,951	214
* Angiodynamics Inc.	12,470	196
* OraSure Technologies Inc.	22,198	191
* Conceptus Inc.	14,814	189
* Symmetry Medical Inc.	17,941	183
Cantel Medical Corp.	7,305	173
* Endologix Inc.	19,893	170
* Unilife Corp.	30,219	148
Atrion Corp.	731	135
* Orthovita Inc.	34,620	133
* Palomar Medical Technologies Inc.	9,042	128
* SurModics Inc.	8,346	122
* TomoTherapy Inc.	26,674	117
* Kensey Nash Corp.	4,109	108
* RTI Biologics Inc.	26,516	81
* Stereotaxis Inc.	22,863	79
* CryoLife Inc.	13,085	73
* Exactech Inc.	3,818	72
* Alimera Sciences Inc.	3,925	33
* MELA Sciences Inc.	1,555	5
		161,727

Health Care Providers & Services (20.1%)
UnitedHealth Group Inc.	547,155	26,783
* Express Scripts Inc.	251,090	14,955
WellPoint Inc.	187,836	14,683
* Medco Health Solutions Inc.	202,298	12,110
McKesson Corp.	127,303	10,898
Aetna Inc.	192,367	8,403
Cardinal Health Inc.	175,039	7,950
* Humana Inc.	84,343	6,792
CIGNA Corp.	135,737	6,772
AmerisourceBergen Corp. Class A	137,136	5,653
* Laboratory Corp. of America Holdings	50,950	5,137
Quest Diagnostics Inc.	85,716	5,008
* DaVita Inc.	47,986	4,033
* Henry Schein Inc.	45,954	3,300
* HCA Holdings Inc.	80,263	2,800
* Coventry Health Care Inc.	74,967	2,637
Universal Health Services Inc. Class B	45,129	2,459
Omnicare Inc.	58,538	1,840
* Mednax Inc.	24,016	1,805
* AMERIGROUP Corp.	24,831	1,761
Patterson Cos. Inc.	49,153	1,700
* Tenet Healthcare Corp.	243,219	1,552
* Health Net Inc.	46,651	1,497
Lincare Holdings Inc.	48,070	1,458
* Health Management Associates Inc. Class A	126,073	1,437
* Healthspring Inc.	31,616	1,386
* Catalyst Health Solutions Inc.	22,231	1,357
* Community Health Systems Inc.	46,490	1,332
* Brookdale Senior Living Inc. Class A	51,397	1,327
* Healthsouth Corp.	46,638	1,309
Owens & Minor Inc.	31,817	1,101
* HMS Holdings Corp.	13,965	1,090
* LifePoint Hospitals Inc.	25,678	1,079
* WellCare Health Plans Inc.	21,227	1,045
* VCA Antech Inc.	40,918	1,000
* Centene Corp.	26,156	910
* Magellan Health Services Inc.	16,474	872
* PSS World Medical Inc.	27,681	809
Chemed Corp.	10,555	713
* MWI Veterinary Supply Inc.	5,856	494
* Kindred Healthcare Inc.	19,661	483
* RehabCare Group Inc.	12,439	467
* Amedisys Inc.	14,793	463
* IPC The Hospitalist Co. Inc.	8,177	415
* Amsurg Corp. Class A	15,759	408
* Accretive Health Inc.	16,642	405
* Molina Healthcare Inc.	13,669	372
* Hanger Orthopedic Group Inc.	14,641	368
* Air Methods Corp.	5,746	351
* Gentiva Health Services Inc.	14,165	347
* Emeritus Corp.	14,155	331
* Team Health Holdings Inc.	14,535	326
* Bio-Reference Labs Inc.	12,488	311
Landauer Inc.	4,789	286
* Healthways Inc.	17,152	278
* Select Medical Holdings Corp.	28,056	267

* Sunrise Senior Living Inc.	25,248	251
* Triple-S Management Corp. Class B	10,096	222
* LHC Group Inc.	7,856	212
Ensign Group Inc.	6,836	204
National Healthcare Corp.	4,097	195
* ExamWorks Group Inc.	7,591	193
* Rural/Metro Corp.	10,844	187
* PharMerica Corp.	14,875	184
* Corvel Corp.	3,417	181
Assisted Living Concepts Inc. Class A	5,081	171
* Universal American Corp.	16,722	156
* AMN Healthcare Services Inc.	15,840	137
* Almost Family Inc.	4,278	129
* Medcath Corp.	9,204	125
* Sun Healthcare Group Inc.	11,529	115
* Skilled Healthcare Group Inc.	9,807	111
* Cross Country Healthcare Inc.	14,060	108
* MedQuist Holdings Inc.	6,447	86
* Alliance HealthCare Services Inc.	11,849	51
		178,143
Health Care Technology (1.0%)
* Cerner Corp.	35,535	4,268
* Allscripts Healthcare Solutions Inc.	95,178	1,914
Quality Systems Inc.	10,071	867
* athenahealth Inc.	16,498	739
* MedAssets Inc.	23,475	341
Computer Programs & Systems Inc.	5,278	331
* Omnicell Inc.	16,487	254
* Emdeon Inc. Class A	15,887	244
* Medidata Solutions Inc.	10,226	235
* Merge Healthcare Inc.	25,036	152
		9,345
Life Sciences Tools & Services (5.6%)
* Thermo Fisher Scientific Inc.	195,435	12,791
* Agilent Technologies Inc.	174,400	8,697
* Life Technologies Corp.	90,040	4,679
* Illumina Inc.	63,935	4,608
* Waters Corp.	45,610	4,495
* Mettler-Toledo International Inc.	16,074	2,690
* Covance Inc.	30,174	1,776
Pharmaceutical Product Development Inc.	54,730	1,579
PerkinElmer Inc.	56,680	1,570
Techne Corp.	17,729	1,445
* Bio-Rad Laboratories Inc. Class A	9,688	1,206
* Charles River Laboratories International Inc.	23,947	926
* Parexel International Corp.	29,329	738
* Bruker Corp.	37,193	734
* Sequenom Inc.	49,481	392
* Luminex Corp.	18,518	387
* Affymetrix Inc.	33,521	204
* eResearchTechnology Inc.	24,574	156
* Complete Genomics Inc.	7,878	126
* Pacific Biosciences of California Inc.	8,000	96
* Enzo Biochem Inc.	17,569	70
* Albany Molecular Research Inc.	10,680	54
		49,419

Pharmaceuticals (41.6%)
	Johnson & Johnson		1,368,582	92,092
	Pfizer Inc.		4,000,549	85,812
	Merck & Co. Inc.		1,542,702	56,694
	Abbott Laboratories		774,459	40,465
	Bristol-Myers Squibb Co.		851,799	24,498
	Eli Lilly & Co.		521,373	20,062
	Allergan Inc.		152,889	12,648
*	Forest Laboratories Inc.		143,159	5,157
*	Mylan Inc.		218,706	5,149
*	Hospira Inc.		83,290	4,605
*	Watson Pharmaceuticals Inc.		62,875	4,046
	Perrigo Co.		41,627	3,562
*	Endo Pharmaceuticals Holdings Inc.		58,751	2,446
	Warner Chilcott plc Class A		69,702	1,681
*	Salix Pharmaceuticals Ltd.		29,188	1,168
	Medicis Pharmaceutical Corp. Class A		30,410	1,139
*	Impax Laboratories Inc.		30,882	829
*	Viropharma Inc.		39,137	757
*	Questcor Pharmaceuticals Inc.		29,722	686
*	Par Pharmaceutical Cos. Inc.		18,029	619
*	Nektar Therapeutics		56,335	545
*	Auxilium Pharmaceuticals Inc.		23,759	532
*	Medicines Co.		26,582	508
*	Vivus Inc.		41,030	360
*	Jazz Pharmaceuticals Inc.		9,074	266
*	Optimer Pharmaceuticals Inc.		17,272	251
*	AVANIR Pharmaceuticals Inc.		54,702	247
*	Depomed Inc.		26,485	242
*	Akorn Inc.		32,890	224
	Pain Therapeutics Inc.		18,188	181
*	MAP Pharmaceuticals Inc.		9,876	168
*	Cadence Pharmaceuticals Inc.		17,016	164
*	Hi-Tech Pharmacal Co. Inc.		4,838	136
*	Durect Corp.		36,906	129
*	XenoPort Inc.		15,354	119
*	Obagi Medical Products Inc.		9,154	91
*	Pozen Inc.		12,782	66
*	Caraco Pharmaceutical Laboratories Ltd.		5,458	29
*	Sucampo Pharmaceuticals Inc. Class A		4,006	17
				368,390
Total Common Stocks (Cost $814,934)				886,083
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $510)		0.155%	510,493	510
Total Investments (100.0%) (Cost $815,444)				886,593
Other Assets and Liabilities-Net (0.0%)[2]				(198)
Net Assets (100%)				886,395

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $12,000 of collateral received for securities on loan.

Health Care Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $815,444,000. Net unrealized appreciation of investment securities for tax purposes was $71,149,000, consisting of unrealized gains of $109,933,000 on securities that had risen in value since their purchase and $38,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (20.7%)
	United Technologies Corp.	289,276	25,390
	Boeing Co.	231,231	18,043
	Honeywell International Inc.	246,254	14,664
	General Dynamics Corp.	104,703	7,771
	Lockheed Martin Corp.	98,265	7,655
	Precision Castparts Corp.	47,422	7,450
	Raytheon Co.	118,881	5,989
	Northrop Grumman Corp.	91,479	5,973
	Goodrich Corp.	41,521	3,624
	ITT Corp.	57,688	3,324
	Rockwell Collins Inc.	51,257	3,133
	L-3 Communications Holdings Inc.	37,414	3,055
	Textron Inc.	91,660	2,097
*	TransDigm Group Inc.	15,675	1,285
*	BE Aerospace Inc.	33,825	1,266
	Alliant Techsystems Inc.	11,107	794
*	Spirit Aerosystems Holdings Inc. Class A	35,717	782
*	Esterline Technologies Corp.	10,031	759
*	Hexcel Corp.	32,413	670
	Triumph Group Inc.	6,458	604
*	Huntington Ingalls Industries Inc.	15,417	564
*	Teledyne Technologies Inc.	11,391	559
*	Moog Inc. Class A	13,064	536
	Curtiss-Wright Corp.	14,536	496
*	Orbital Sciences Corp.	19,367	364
*	Ceradyne Inc.	7,882	353
	AAR Corp.	13,069	345
	HEICO Corp. Class A	7,832	314
*	DigitalGlobe Inc.	12,189	300
	Cubic Corp.	5,340	274
	American Science & Engineering Inc.	2,996	259
*	GeoEye Inc.	6,570	218
	HEICO Corp.	3,560	196
*	Aerovironment Inc.	5,780	174
	National Presto Industries Inc.	1,600	168
*	GenCorp Inc.	14,666	92
*	Taser International Inc.	19,819	90
	Ducommun Inc.	3,363	66
*	Keyw Holding Corp.	4,223	48
			119,744
Air Freight & Logistics (6.5%)
	United Parcel Service Inc. Class B	243,060	17,863
	FedEx Corp.	98,928	9,264
	CH Robinson Worldwide Inc.	54,892	4,404
	Expeditors International of Washington Inc.	70,143	3,705
	UTi Worldwide Inc.	33,936	754
*	Atlas Air Worldwide Holdings Inc.	8,631	546
*	HUB Group Inc. Class A	12,208	466

Forward Air Corp.	9,686	340
* Air Transport Services Group Inc.	18,292	136
* Pacer International Inc.	11,743	61
		37,539
Airlines (2.0%)
Southwest Airlines Co.	261,649	3,095
* Delta Air Lines Inc.	276,147	2,784
* United Continental Holdings Inc.	108,653	2,624
* Alaska Air Group Inc.	11,840	800
* AMR Corp.	111,159	697
* JetBlue Airways Corp.	83,281	505
* US Airways Group Inc.	53,845	490
Skywest Inc.	18,310	283
Allegiant Travel Co. Class A	5,034	230
* Hawaiian Holdings Inc.	16,598	92
* Republic Airways Holdings Inc.	14,645	71
		11,671
Building Products (1.2%)
Masco Corp.	118,969	1,695
* Owens Corning	39,192	1,497
Lennox International Inc.	15,155	706
AO Smith Corp.	12,758	529
Simpson Manufacturing Co. Inc.	13,176	369
* USG Corp.	23,996	342
Armstrong World Industries Inc.	6,747	324
Quanex Building Products Corp.	12,509	248
Ameron International Corp.	2,929	197
* Griffon Corp.	17,428	185
Universal Forest Products Inc.	5,793	169
AAON Inc.	4,138	139
* Trex Co. Inc.	4,370	134
Apogee Enterprises Inc.	9,437	125
* Gibraltar Industries Inc.	9,092	119
* Ameresco Inc. Class A	4,636	68
American Woodmark Corp.	3,039	61
		6,907
Commercial Services & Supplies (5.7%)
Waste Management Inc.	149,317	5,805
Republic Services Inc. Class A	101,253	3,191
* Stericycle Inc.	26,816	2,389
Iron Mountain Inc.	59,559	2,026
Pitney Bowes Inc.	67,365	1,609
RR Donnelley & Sons Co.	68,271	1,457
Avery Dennison Corp.	33,575	1,422
Cintas Corp.	43,227	1,420
Waste Connections Inc.	35,776	1,125
* Copart Inc.	19,842	933
* Corrections Corp. of America	36,082	830
* Clean Harbors Inc.	7,904	800
Covanta Holding Corp.	44,392	753
United Stationers Inc.	7,267	538
* Geo Group Inc.	21,485	528
* Tetra Tech Inc.	20,604	501
Brink's Co.	15,455	460
Herman Miller Inc.	18,117	455
Deluxe Corp.	17,093	440
Mine Safety Appliances Co.	11,519	433

Interface Inc. Class A	20,740	399
Rollins Inc.	19,491	392
ABM Industries Inc.	16,638	379
HNI Corp.	14,945	372
Healthcare Services Group Inc.	20,798	355
Steelcase Inc. Class A	28,685	312
* SYKES Enterprises Inc.	13,948	302
Knoll Inc.	15,636	300
* KAR Auction Services Inc.	13,503	282
* Mobile Mini Inc.	12,172	274
Unifirst Corp.	4,966	266
McGrath Rentcorp	7,581	213
G&K Services Inc. Class A	6,257	198
* Consolidated Graphics Inc.	3,359	185
Ennis Inc.	8,672	166
* Higher One Holdings Inc.	10,261	157
* ACCO Brands Corp.	18,320	152
Viad Corp.	6,716	152
* Team Inc.	5,999	138
EnergySolutions Inc.	25,254	129
* Cenveo Inc.	18,747	121
* EnerNOC Inc.	6,515	118
* American Reprographics Co.	12,265	115
US Ecology Inc.	5,807	102
Schawk Inc. Class A	5,122	89
* M&F Worldwide Corp.	3,839	81
* Metalico Inc.	13,239	78
* Standard Parking Corp.	4,708	78
* Innerworkings Inc.	9,055	77
Kimball International Inc. Class B	8,695	59
* APAC Customer Services Inc.	8,750	51
* Fuel Tech Inc.	5,776	49
		33,256
Construction & Engineering (3.0%)
Fluor Corp.	58,352	4,022
* Jacobs Engineering Group Inc.	41,778	1,924
KBR Inc.	50,000	1,866
* Foster Wheeler AG	41,110	1,408
* Quanta Services Inc.	69,804	1,379
* URS Corp.	26,644	1,174
* Shaw Group Inc.	28,314	1,034
* Aecom Technology Corp.	35,371	1,014
* EMCOR Group Inc.	22,149	673
* MasTec Inc.	18,143	382
* Insituform Technologies Inc. Class A	13,071	337
Granite Construction Inc.	11,636	320
Tutor Perini Corp.	10,180	207
* Dycom Industries Inc.	11,659	199
* Layne Christensen Co.	6,478	191
* MYR Group Inc.	6,682	151
Comfort Systems USA Inc.	12,604	131
Primoris Services Corp.	9,394	119
Great Lakes Dredge & Dock Corp.	18,554	113
* Orion Marine Group Inc.	8,970	95
* Furmanite Corp.	11,611	88
* Northwest Pipe Co.	3,110	81
* Michael Baker Corp.	2,758	72

* Sterling Construction Co. Inc.	5,231	70
* Pike Electric Corp.	6,210	55
		17,105
Electrical Equipment (6.7%)
Emerson Electric Co.	249,286	13,599
Rockwell Automation Inc.	47,055	3,911
Cooper Industries plc	54,258	3,410
Roper Industries Inc.	31,578	2,636
AMETEK Inc.	53,363	2,321
Hubbell Inc. Class B	17,616	1,165
* Sensata Technologies Holding NV	29,063	1,054
* Babcock & Wilcox Co.	36,630	1,027
* Thomas & Betts Corp.	16,392	897
Regal-Beloit Corp.	12,863	888
Acuity Brands Inc.	14,366	876
* GrafTech International Ltd.	38,451	813
* Polypore International Inc.	11,415	748
* General Cable Corp.	17,369	725
Woodward Inc.	19,540	688
* EnerSys	16,670	597
Brady Corp. Class A	16,337	563
Belden Inc.	15,647	562
* II-VI Inc.	8,777	499
Franklin Electric Co. Inc.	6,597	294
* A123 Systems Inc.	30,815	189
AZZ Inc.	4,152	183
* American Superconductor Corp.	16,119	172
* Generac Holdings Inc.	9,002	166
Encore Wire Corp.	6,217	151
* Global Power Equipment Group Inc.	5,176	146
* Capstone Turbine Corp.	81,955	143
Vicor Corp.	6,972	115
* Powell Industries Inc.	3,105	107
Preformed Line Products Co.	772	55
* Broadwind Energy Inc.	24,850	43
* Ener1 Inc.	26,929	34
* Valence Technology Inc.	4,884	5
		38,782
Household Durables (0.7%)
Stanley Black & Decker Inc.	53,150	3,927

Industrial Conglomerates (17.2%)
General Electric Co.	3,509,906	68,934
3M Co.	223,518	21,096
Tyco International Ltd.	156,541	7,725
Carlisle Cos. Inc.	20,324	988
Raven Industries Inc.	5,674	318
Seaboard Corp.	123	284
Tredegar Corp.	7,375	143
Standex International Corp.	4,192	139
		99,627
Machinery (22.9%)
Caterpillar Inc.	211,186	22,343
Deere & Co.	139,167	11,979
Danaher Corp.	185,356	10,107
Illinois Tool Works Inc.	148,392	8,506
Cummins Inc.	62,130	6,539

Eaton Corp.	105,703	5,462
Ingersoll-Rand plc	108,969	5,438
PACCAR Inc.	108,680	5,434
Parker Hannifin Corp.	53,514	4,755
Dover Corp.	61,663	4,146
Joy Global Inc.	34,579	3,100
Bucyrus International Inc. Class A	25,442	2,337
Flowserve Corp.	18,421	2,233
Pall Corp.	38,171	2,141
* AGCO Corp.	31,039	1,604
* WABCO Holdings Inc.	22,014	1,509
* Navistar International Corp.	22,648	1,492
Donaldson Co. Inc.	24,246	1,448
Gardner Denver Inc.	17,250	1,445
Timken Co.	27,538	1,422
SPX Corp.	16,749	1,389
Pentair Inc.	32,528	1,317
IDEX Corp.	27,327	1,239
Kennametal Inc.	27,358	1,142
Snap-On Inc.	18,292	1,103
Wabtec Corp.	15,977	1,080
* Terex Corp.	36,292	1,076
Graco Inc.	19,962	1,009
Nordson Corp.	19,155	996
Lincoln Electric Holdings Inc.	13,217	987
Trinity Industries Inc.	26,577	914
Harsco Corp.	26,850	900
* Oshkosh Corp.	30,233	837
Crane Co.	15,445	760
Manitowoc Co. Inc.	41,222	743
Valmont Industries Inc.	7,401	742
CLARCOR Inc.	15,810	674
Toro Co.	10,446	667
Robbins & Myers Inc.	13,488	594
Actuant Corp. Class A	22,722	571
* Middleby Corp.	5,854	504
* Meritor Inc.	29,799	492
Mueller Industries Inc.	12,618	469
* Chart Industries Inc.	9,583	466
Kaydon Corp.	10,839	394
Barnes Group Inc.	15,540	375
Titan International Inc.	13,214	363
Briggs & Stratton Corp.	16,761	349
ESCO Technologies Inc.	8,835	332
* EnPro Industries Inc.	6,875	313
Watts Water Technologies Inc. Class A	8,944	313
* RBC Bearings Inc.	7,333	293
* 3D Systems Corp.	14,125	282
Lindsay Corp.	4,171	280
* Blount International Inc.	15,939	270
Albany International Corp.	9,299	257
* Astec Industries Inc.	6,407	240
* Altra Holdings Inc.	8,990	237
CIRCOR International Inc.	5,087	225
Gorman-Rupp Co.	5,021	220
Tennant Co.	5,687	220
* Wabash National Corp.	22,688	219
Sun Hydraulics Corp.	4,503	218

* Sauer-Danfoss Inc.	4,034	215
Mueller Water Products Inc. Class A	51,505	208
* Greenbrier Cos. Inc.	7,891	206
John Bean Technologies Corp.	9,394	184
* Colfax Corp.	7,943	179
Badger Meter Inc.	4,769	178
NACCO Industries Inc. Class A	1,682	164
* Trimas Corp.	7,927	162
* Accuride Corp.	11,860	155
Federal Signal Corp.	20,843	137
* Commercial Vehicle Group Inc.	8,359	129
Cascade Corp.	3,086	125
LB Foster Co. Class A	3,410	124
* Kadant Inc.	4,054	119
* Columbus McKinnon Corp.	6,051	118
* Force Protection Inc.	23,481	114
* FreightCar America Inc.	3,961	110
Dynamic Materials Corp.	4,395	99
Douglas Dynamics Inc.	5,885	91
* American Railcar Industries Inc.	3,209	77
Ampco-Pittsburgh Corp.	2,366	56
* Tecumseh Products Co. Class A	4,517	47
* Energy Recovery Inc.	10,242	28
		132,536
Marine (0.3%)
* Kirby Corp.	15,956	917
Alexander & Baldwin Inc.	13,764	674
* Genco Shipping & Trading Ltd.	10,755	86
* Eagle Bulk Shipping Inc.	20,660	59
Baltic Trading Ltd.	5,526	35
		1,772
Professional Services (2.7%)
Manpower Inc.	27,209	1,663
Equifax Inc.	40,570	1,533
* Verisk Analytics Inc. Class A	40,204	1,369
Dun & Bradstreet Corp.	16,431	1,318
Robert Half International Inc.	45,939	1,267
* IHS Inc. Class A	13,920	1,221
Towers Watson & Co. Class A	18,010	1,143
* Nielsen Holdings NV	29,616	933
* FTI Consulting Inc.	15,479	591
* Acacia Research - Acacia Technologies	13,674	530
* CoStar Group Inc.	8,244	520
Corporate Executive Board Co.	11,437	481
* Korn/Ferry International	15,472	330
* Advisory Board Co.	5,261	277
Insperity Inc.	7,778	245
Resources Connection Inc.	15,404	217
* TrueBlue Inc.	14,637	214
* Huron Consulting Group Inc.	6,952	211
* Exponent Inc.	4,611	198
* SFN Group Inc.	17,568	183
* Navigant Consulting Inc.	16,591	168
* Kelly Services Inc. Class A	9,430	166
* ICF International Inc.	6,434	165
* Kforce Inc.	11,148	150
Heidrick & Struggles International Inc.	5,835	122

* CBIZ Inc.	14,119	108
* Dolan Co.	9,660	101
* CRA International Inc.	3,599	101
* Mistras Group Inc.	4,973	87
* School Specialty Inc.	5,290	81
CDI Corp.	4,384	62
* Hill International Inc.	8,320	38
		15,793
Road & Rail (8.2%)
Union Pacific Corp.	162,297	17,036
CSX Corp.	122,415	9,708
Norfolk Southern Corp.	117,686	8,628
* Kansas City Southern	33,940	1,999
JB Hunt Transport Services Inc.	32,110	1,472
* Hertz Global Holdings Inc.	89,242	1,441
Ryder System Inc.	16,931	931
* Dollar Thrifty Automotive Group Inc.	9,526	790
* Genesee & Wyoming Inc. Class A	13,015	772
Landstar System Inc.	15,818	749
Con-way Inc.	18,266	722
* Avis Budget Group Inc.	34,302	603
* Old Dominion Freight Line Inc.	13,992	522
Werner Enterprises Inc.	14,408	361
* Swift Transportation Co.	26,554	360
Knight Transportation Inc.	20,952	358
Heartland Express Inc.	18,145	302
* Amerco Inc.	2,597	235
Arkansas Best Corp.	7,993	196
* RailAmerica Inc.	8,194	129
Marten Transport Ltd.	5,520	124
* Celadon Group Inc.	7,042	99
* Saia Inc.	5,314	83
* Roadrunner Transportation Systems Inc.	3,962	59
* Patriot Transportation Holding Inc.	1,833	41
* Universal Truckload Services Inc.	2,183	36
* YRC Worldwide Inc.	5,121	4
		47,760
Trading Companies & Distributors (2.1%)
Fastenal Co.	92,656	3,074
WW Grainger Inc.	19,578	2,958
MSC Industrial Direct Co. Class A	15,208	1,057
* WESCO International Inc.	14,162	787
Watsco Inc.	8,421	564
* United Rentals Inc.	20,182	552
GATX Corp.	13,785	548
Applied Industrial Technologies Inc.	12,720	453
* Beacon Roofing Supply Inc.	15,216	333
Kaman Corp.	7,315	264
* RSC Holdings Inc.	18,863	252
Aircastle Ltd.	19,421	244
TAL International Group Inc.	6,667	225
* Interline Brands Inc.	10,990	203
* Rush Enterprises Inc. Class A	8,907	178
* Titan Machinery Inc.	5,407	145
* H&E Equipment Services Inc.	9,333	135
* CAI International Inc.	3,868	90
Houston Wire & Cable Co.	5,646	90

SeaCube Container Leasing Ltd.	3,708	67
* Rush Enterprises Inc. Class B	2,293	40
		12,259
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC	13,591	346

Total Investments (100.0%) (Cost $555,632)		579,024
Other Assets and Liabilities-Net (0.0%)		(268)
Net Assets (100%)		578,756
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $555,632,000. Net unrealized appreciation of investment securities for tax purposes was $23,392,000, consisting of unrealized gains of $62,694,000 on securities that had risen in value since their purchase and $39,302,000 in unrealized losses on securities that had fallen in value since their purchase.

Industrials Index Fund

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Communications Equipment (10.9%)
Qualcomm Inc.	1,177,246	68,975
Cisco Systems Inc.	3,959,132	66,513
* Juniper Networks Inc.	383,110	14,026
* Motorola Solutions Inc.	217,035	10,390
* F5 Networks Inc.	58,099	6,599
* Motorola Mobility Holdings Inc.	200,493	5,040
Harris Corp.	92,192	4,558
* Riverbed Technology Inc.	102,673	3,893
* Polycom Inc.	62,798	3,605
* JDS Uniphase Corp.	160,047	3,231
* Acme Packet Inc.	40,047	3,031
* Brocade Communications Systems Inc.	337,601	2,252
ADTRAN Inc.	43,913	1,882
* Ciena Corp.	67,194	1,797
* Aruba Networks Inc.	53,693	1,526
InterDigital Inc.	32,512	1,398
* Finisar Corp.	57,858	1,390
Plantronics Inc.	35,059	1,283
* Viasat Inc.	28,304	1,253
Tellabs Inc.	251,728	1,150
* Netgear Inc.	25,759	1,078
* Arris Group Inc.	82,613	933
* EchoStar Corp. Class A	24,209	816
* Blue Coat Systems Inc.	31,050	713
* DG FastChannel Inc.	18,187	643
* Harmonic Inc.	80,111	624
* Emulex Corp.	62,165	578
Comtech Telecommunications Corp.	19,903	553
* Infinera Corp.	70,956	504
* Sonus Networks Inc.	148,918	483
* Powerwave Technologies Inc.	120,941	457
* Loral Space & Communications Inc.	6,681	444
Black Box Corp.	12,717	419
* Ixia	26,348	415
* Tekelec	44,456	405
* Sycamore Networks Inc.	14,410	349
* Oclaro Inc.	35,855	343
* Calix Inc.	15,714	339
* EMS Technologies Inc.	11,045	288
* Oplink Communications Inc.	13,964	258
* ShoreTel Inc.	21,482	236
* Seachange International Inc.	20,281	228
* Extreme Networks	61,752	205
* Digi International Inc.	17,243	203
* Aviat Networks Inc.	43,268	202
* Symmetricom Inc.	31,004	176
* Anaren Inc.	10,240	175
Bel Fuse Inc. Class B	6,026	118
* Meru Networks Inc.	5,672	102

* BigBand Networks Inc.	31,186	66
* Mitel Networks Corp.	9,385	45
Bel Fuse Inc. Class A	1,244	28
		216,218
Computers & Peripherals (20.1%)
* Apple Inc.	659,817	229,504
Hewlett-Packard Co.	1,557,402	58,216
* EMC Corp.	1,481,738	42,185
* Dell Inc.	1,244,221	20,007
* NetApp Inc.	258,850	14,177
* SanDisk Corp.	169,524	8,056
* Western Digital Corp.	165,991	6,084
Seagate Technology plc	324,414	5,450
* NCR Corp.	114,366	2,232
* Lexmark International Inc. Class A	56,419	1,680
Diebold Inc.	44,767	1,479
* QLogic Corp.	76,002	1,230
* Synaptics Inc.	24,576	689
* Electronics for Imaging Inc.	33,151	598
* STEC Inc.	31,137	558
* Stratasys Inc.	14,115	497
* Avid Technology Inc.	27,470	480
* Quantum Corp.	151,012	464
* Intermec Inc.	34,664	419
* Silicon Graphics International Corp.	20,922	379
* Hypercom Corp.	33,796	361
* Super Micro Computer Inc.	18,935	318
* OCZ Technology Group Inc.	32,206	270
* Imation Corp.	22,190	216
* Intevac Inc.	16,090	191
* Cray Inc.	23,009	147
* Novatel Wireless Inc.	22,265	119
		396,006
Electronic Equipment, Instruments & Components (5.1%)
Corning Inc.	1,122,817	22,625
TE Connectivity Ltd.	318,784	11,741
Amphenol Corp. Class A	126,053	6,814
FLIR Systems Inc.	113,985	4,121
* Avnet Inc.	109,219	3,954
* Flextronics International Ltd.	544,318	3,941
* Trimble Navigation Ltd.	87,499	3,823
* Arrow Electronics Inc.	82,228	3,670
Jabil Circuit Inc.	140,921	3,041
* Ingram Micro Inc.	112,748	2,143
National Instruments Corp.	67,213	1,963
* Dolby Laboratories Inc. Class A	37,866	1,770
* Vishay Intertechnology Inc.	108,120	1,716
* Tech Data Corp.	33,468	1,585
* IPG Photonics Corp.	20,192	1,517
* Itron Inc.	28,989	1,486
Anixter International Inc.	20,700	1,401
* Universal Display Corp.	28,723	1,371
Molex Inc. Class A	53,783	1,228
Molex Inc.	44,619	1,221
* Plexus Corp.	29,031	1,082
* Coherent Inc.	17,829	1,000
Cognex Corp.	27,449	969

Littelfuse Inc.	15,971	958
* Benchmark Electronics Inc.	43,640	754
* Rofin-Sinar Technologies Inc.	20,420	738
* Scansource Inc.	19,180	680
* TTM Technologies Inc.	37,275	617
* Sanmina-SCI Corp.	57,370	613
* L-1 Identity Solutions Inc.	54,978	611
* Power-One Inc.	72,825	611
* SYNNEX Corp.	18,203	596
AVX Corp.	36,678	577
* DTS Inc.	12,341	569
* Insight Enterprises Inc.	33,311	559
* Rogers Corp.	11,368	533
* FARO Technologies Inc.	11,660	522
* Checkpoint Systems Inc.	28,465	515
* OSI Systems Inc.	12,104	484
* Newport Corp.	26,433	481
* Kemet Corp.	31,735	467
MTS Systems Corp.	11,020	452
* Brightpoint Inc.	48,683	440
Park Electrochemical Corp.	14,009	422
* SMART Modular Technologies WWH Inc.	42,936	396
* Measurement Specialties Inc.	10,176	389
* Mercury Computer Systems Inc.	20,248	387
* Electro Scientific Industries Inc.	20,254	365
* Fabrinet	13,283	315
Methode Electronics Inc.	26,272	314
* Maxwell Technologies Inc.	17,045	278
Daktronics Inc.	25,129	270
* Aeroflex Holding Corp.	14,811	270
CTS Corp.	24,490	251
* Echelon Corp.	22,662	217
Electro Rent Corp.	12,194	187
* Multi-Fineline Electronix Inc.	6,762	143
Pulse Electronics Corp.	28,641	141
* Agilysys Inc.	16,325	111
* Viasystems Group Inc.	3,624	82
		100,497
Internet Software & Services (9.0%)
* Google Inc. Class A	179,672	95,050
* eBay Inc.	836,899	26,086
* Yahoo! Inc.	889,689	14,724
* Akamai Technologies Inc.	134,037	4,549
VeriSign Inc.	117,018	4,098
* Equinix Inc.	33,060	3,352
* Rackspace Hosting Inc.	74,041	3,258
* IAC/InterActiveCorp	60,288	2,217
* WebMD Health Corp.	40,756	1,943
MercadoLibre Inc.	20,545	1,810
* AOL Inc.	76,566	1,575
* VistaPrint NV	30,649	1,507
* Monster Worldwide Inc.	88,636	1,367
* GSI Commerce Inc.	45,621	1,334
* ValueClick Inc.	57,988	1,047
* OpenTable Inc.	11,539	1,019
* j2 Global Communications Inc.	32,694	948
* Digital River Inc.	28,455	926

*	SAVVIS Inc.	22,104	869
*	Ancestry.com Inc.	20,917	860
*	DealerTrack Holdings Inc.	29,353	680
	Earthlink Inc.	77,781	614
*	RightNow Technologies Inc.	17,466	578
*	LogMeIn Inc.	12,856	560
	NIC Inc.	41,222	538
*	comScore Inc.	18,005	505
*	Dice Holdings Inc.	33,354	493
*	Constant Contact Inc.	19,813	477
*	IntraLinks Holdings Inc.	21,112	436
	United Online Inc.	67,169	408
*	LivePerson Inc.	32,744	388
*	LoopNet Inc.	19,693	364
*	Vocus Inc.	13,352	364
*	Travelzoo Inc.	4,122	310
*	QuinStreet Inc.	18,043	279
*	Internap Network Services Corp.	33,733	278
*	Limelight Networks Inc.	47,260	271
*	Liquidity Services Inc.	12,644	265
*	Infospace Inc.	25,869	241
*	RealNetworks Inc.	63,199	236
*	Perficient Inc.	20,428	228
*	Move Inc.	114,561	226
*	Knot Inc.	20,815	214
*	SciQuest Inc.	10,195	168
*	Envestnet Inc.	11,229	167
	ModusLink Global Solutions Inc.	31,291	148
*	Mediamind Technologies Inc.	7,297	128
	Marchex Inc. Class B	13,367	104
*	TechTarget Inc.	6,769	55
			178,262
IT Services (17.5%)
	International Business Machines Corp.	873,427	147,548
	Visa Inc. Class A	354,283	28,718
	Accenture plc Class A	458,815	26,331
	Mastercard Inc. Class A	79,706	22,880
	Automatic Data Processing Inc.	355,533	19,593
*	Cognizant Technology Solutions Corp. Class A	218,039	16,580
	Western Union Co.	463,219	9,524
	Paychex Inc.	233,893	7,555
*	Fiserv Inc.	104,619	6,750
*	Teradata Corp.	120,363	6,715
	Fidelity National Information Services Inc.	173,348	5,578
	Computer Sciences Corp.	111,020	4,429
*	SAIC Inc.	213,719	3,753
*	Alliance Data Systems Corp.	36,619	3,440
*	VeriFone Systems Inc.	63,294	3,046
	Global Payments Inc.	57,200	2,972
*	Gartner Inc.	62,033	2,421
	Total System Services Inc.	118,584	2,206
	Broadridge Financial Solutions Inc.	89,767	2,054
	Jack Henry & Associates Inc.	58,498	1,828
	Lender Processing Services Inc.	61,839	1,644
*	NeuStar Inc. Class A	53,001	1,418
*	Wright Express Corp.	26,098	1,408
	DST Systems Inc.	26,544	1,334

*	CACI International Inc. Class A	20,685	1,320
*	CoreLogic Inc.	67,042	1,214
*	Sapient Corp.	78,474	1,153
*	Convergys Corp.	87,666	1,120
	MAXIMUS Inc.	12,356	1,036
*	SRA International Inc. Class A	31,809	985
*	Acxiom Corp.	57,694	793
*	Unisys Corp.	27,490	768
	Mantech International Corp. Class A	16,579	746
	Syntel Inc.	11,985	646
*	Cardtronics Inc.	26,168	579
*	Euronet Worldwide Inc.	32,976	570
	Heartland Payment Systems Inc.	27,478	523
*	CSG Systems International Inc.	24,553	469
	Forrester Research Inc.	11,380	432
	iGate Corp.	22,131	408
*	FleetCor Technologies Inc.	11,457	387
*	TeleTech Holdings Inc.	21,341	386
*	TNS Inc.	18,919	311
*	Ciber Inc.	47,725	291
*	ExlService Holdings Inc.	10,588	249
	Cass Information Systems Inc.	5,341	213
*	Virtusa Corp.	10,542	212
*	Ness Technologies Inc.	26,931	167
*	NCI Inc. Class A	5,374	122
*	Global Cash Access Holdings Inc.	36,547	117
*	Echo Global Logistics Inc.	7,735	115
			345,057
Office Electronics (0.6%)
	Xerox Corp.	1,002,276	10,233
*	Zebra Technologies Corp.	40,650	1,807
			12,040
Semiconductors & Semiconductor Equipment (15.7%)
	Intel Corp.	3,930,487	88,475
	Texas Instruments Inc.	839,419	29,631
	Applied Materials Inc.	944,955	13,021
	Broadcom Corp. Class A	347,141	12,490
	Altera Corp.	229,156	11,020
	Analog Devices Inc.	214,590	8,835
*	NVIDIA Corp.	416,111	8,339
	Xilinx Inc.	187,045	6,674
*	Micron Technology Inc.	644,303	6,572
*	Marvell Technology Group Ltd.	397,338	6,453
	Maxim Integrated Products Inc.	212,752	5,798
	Linear Technology Corp.	161,982	5,603
	Microchip Technology Inc.	135,012	5,337
	KLA-Tencor Corp.	120,062	5,175
*,^ First Solar Inc.		40,041	4,975
*	Atmel Corp.	329,358	4,947
	Avago Technologies Ltd.	132,064	4,462
	National Semiconductor Corp.	172,176	4,223
*	Lam Research Corp.	88,387	4,154
*	Advanced Micro Devices Inc.	416,522	3,615
*	ON Semiconductor Corp.	316,491	3,551
*	Cree Inc.	78,331	3,438
*	Skyworks Solutions Inc.	132,899	3,385
*	LSI Corp.	443,174	3,319

* Varian Semiconductor Equipment Associates Inc.	53,794	3,304
* Cypress Semiconductor Corp.	118,149	2,767
* Novellus Systems Inc.	64,842	2,352
* Teradyne Inc.	130,438	2,088
* MEMC Electronic Materials Inc.	163,570	1,721
* Veeco Instruments Inc.	29,128	1,677
* Netlogic Microsystems Inc.	43,617	1,671
* Fairchild Semiconductor International Inc. Class A	90,601	1,634
* TriQuint Semiconductor Inc.	116,692	1,511
* Omnivision Technologies Inc.	40,683	1,437
* International Rectifier Corp.	49,755	1,432
* Cavium Networks Inc.	32,017	1,424
* Microsemi Corp.	61,512	1,356
* PMC - Sierra Inc.	166,192	1,303
* Silicon Laboratories Inc.	29,849	1,283
* Semtech Corp.	44,775	1,281
Intersil Corp. Class A	89,266	1,281
* Hittite Microwave Corp.	20,146	1,278
* RF Micro Devices Inc.	197,757	1,246
* GT Solar International Inc.	89,486	1,142
* FEI Co.	27,476	1,072
* Rambus Inc.	69,284	1,009
* Cymer Inc.	20,160	965
* Integrated Device Technology Inc.	110,357	926
MKS Instruments Inc.	34,368	904
* Entegris Inc.	94,630	869
* SunPower Corp. Class A	40,104	845
* Cabot Microelectronics Corp.	16,495	829
* Spansion Inc. Class A	40,215	806
* Cirrus Logic Inc.	47,299	778
* Diodes Inc.	25,471	744
Power Integrations Inc.	20,049	738
* SunPower Corp. Class B	30,204	628
* Tessera Technologies Inc.	36,216	627
* Verigy Ltd.	43,135	609
* Kulicke & Soffa Industries Inc.	48,155	585
* Ultratech Inc.	17,782	565
* Lattice Semiconductor Corp.	84,648	558
* Ceva Inc.	15,866	545
* Amkor Technology Inc.	85,051	543
* Brooks Automation Inc.	46,737	530
* Applied Micro Circuits Corp.	46,250	489
* Entropic Communications Inc.	54,445	485
* Volterra Semiconductor Corp.	19,321	477
Micrel Inc.	37,722	444
* Standard Microsystems Corp.	16,282	437
* ATMI Inc.	22,416	430
* Monolithic Power Systems Inc.	24,544	425
* Silicon Image Inc.	55,692	422
* Advanced Energy Industries Inc.	26,548	394
* Photronics Inc.	38,747	389
* FormFactor Inc.	34,552	342
* LTX-Credence Corp.	35,345	336
* Rubicon Technology Inc.	13,248	304
* Zoran Corp.	36,190	298
* MIPS Technologies Inc. Class A	37,425	296
* Rudolph Technologies Inc.	21,314	250
* Kopin Corp.	47,042	245

* IXYS Corp.	16,613	231
Cohu Inc.	16,131	213
* Supertex Inc.	8,035	176
* Exar Corp.	27,053	172
* Sigma Designs Inc.	19,075	171
* Inphi Corp.	8,492	168
* Pericom Semiconductor Corp.	17,864	165
* Anadigics Inc.	48,122	157
* MaxLinear Inc.	11,005	100
* Trident Microsystems Inc.	49,853	49
* Energy Conversion Devices Inc.	34,837	49
		310,469
Software (21.1%)
Microsoft Corp.	5,415,983	135,454
Oracle Corp.	2,894,822	99,061
* Salesforce.com Inc.	89,403	13,613
* Adobe Systems Inc.	362,476	12,553
* Citrix Systems Inc.	134,372	11,774
* Intuit Inc.	211,335	11,406
* Symantec Corp.	546,636	10,687
* BMC Software Inc.	127,672	7,128
* Autodesk Inc.	164,000	7,049
CA Inc.	292,238	6,838
* Red Hat Inc.	138,199	6,025
* Electronic Arts Inc.	239,542	5,847
* VMware Inc. Class A	59,294	5,770
* Rovi Corp.	80,194	4,648
Activision Blizzard Inc.	381,025	4,568
* Informatica Corp.	75,599	4,435
* Nuance Communications Inc.	171,460	3,765
* ANSYS Inc.	65,404	3,752
Factset Research Systems Inc.	31,660	3,510
* TIBCO Software Inc.	119,860	3,367
Solera Holdings Inc.	50,497	2,984
* MICROS Systems Inc.	57,926	2,958
* Synopsys Inc.	106,794	2,920
* Ariba Inc.	67,543	2,265
* Cadence Design Systems Inc.	192,142	2,054
* Parametric Technology Corp.	84,624	1,971
* SuccessFactors Inc.	48,959	1,717
* QLIK Technologies Inc.	50,931	1,696
* Concur Technologies Inc.	32,707	1,634
* Compuware Corp.	157,529	1,605
* Fortinet Inc.	32,329	1,568
* Progress Software Corp.	48,132	1,303
* CommVault Systems Inc.	29,331	1,213
* Taleo Corp. Class A	29,228	1,091
* Blackboard Inc.	24,835	1,070
* Quest Software Inc.	46,701	1,060
* Aspen Technology Inc.	63,406	1,049
* JDA Software Group Inc.	31,345	1,035
* Lawson Software Inc.	87,888	978
* Ultimate Software Group Inc.	17,279	974
* Mentor Graphics Corp.	66,764	895
* SolarWinds Inc.	36,320	895
Blackbaud Inc.	31,486	886
* MicroStrategy Inc. Class A	5,911	864

*	TiVo Inc.		83,308	861
*	Take-Two Interactive Software Inc.		52,068	853
	Fair Isaac Corp.		28,722	840
*	ACI Worldwide Inc.		23,800	770
*	Websense Inc.		30,083	748
*	RealPage Inc.		24,535	723
*	RealD Inc.		25,720	702
*	Advent Software Inc.		24,095	673
	VirnetX Holding Corp.		24,485	643
*	Bottomline Technologies Inc.		23,788	618
*	NetSuite Inc.		16,125	609
*	Synchronoss Technologies Inc.		17,987	577
*	Kenexa Corp.		17,998	569
*	Manhattan Associates Inc.		15,669	563
*	Netscout Systems Inc.		24,198	561
*	Radiant Systems Inc.		26,678	560
*	Ebix Inc.		27,759	550
*	BroadSoft Inc.		13,774	545
*	Sourcefire Inc.		19,121	511
*	Tyler Technologies Inc.		19,791	503
*	Verint Systems Inc.		13,220	449
	Pegasystems Inc.		11,993	448
	Opnet Technologies Inc.		11,137	436
*	SS&C Technologies Holdings Inc.		18,971	371
*	Monotype Imaging Holdings Inc.		25,427	362
*	Interactive Intelligence Inc.		9,608	349
	EPIQ Systems Inc.		22,514	337
*	Accelrys Inc.		39,849	288
*	S1 Corp.		38,051	277
*	VASCO Data Security International Inc.		21,744	260
*	PROS Holdings Inc.		14,199	239
*	Net 1 UEPS Technologies Inc.		27,502	228
*	DemandTec Inc.		22,015	219
*	THQ Inc.		48,498	200
*	TeleNav Inc.		12,045	197
*	TeleCommunication Systems Inc. Class A		34,223	171
*	Actuate Corp.		30,973	169
*	Motricity Inc.		15,429	144
*	Smith Micro Software Inc.		22,000	117
*	Rosetta Stone Inc.		8,133	114
*	Deltek Inc.		12,415	92
	Renaissance Learning Inc.		7,229	84
				416,465
Total Common Stocks (Cost $1,694,456)				1,975,014
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)

	[1,2] Vanguard Market Liquidity Fund (Cost $1,524)	0.155%	1,524,001	1,524
Total Investments (100.1%) (Cost $1,695,980)				1,976,538
Other Assets and Liabilities-Net (-0.1%)[2]				(1,623)
Net Assets (100%)				1,974,915

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,491,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,524,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $1,695,980,000. Net unrealized appreciation of investment securities for tax purposes was $280,558,000, consisting of unrealized gains of $353,446,000 on securities that had risen in value since their purchase and $72,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Chemicals (57.7%)
EI du Pont de Nemours & Co.	1,219,864	65,019
Dow Chemical Co.	1,545,779	55,849
Monsanto Co.	709,980	50,437
Praxair Inc.	401,400	42,484
Air Products & Chemicals Inc.	284,427	27,046
* Mosaic Co.	365,020	25,862
PPG Industries Inc.	212,538	18,852
Ecolab Inc.	307,949	16,900
LyondellBasell Industries NV Class A	377,342	16,531
CF Industries Holdings Inc.	94,339	14,507
Lubrizol Corp.	84,783	11,403
Sigma-Aldrich Corp.	161,389	11,344
Celanese Corp. Class A	206,389	10,751
Sherwin-Williams Co.	120,617	10,595
Eastman Chemical Co.	93,614	9,909
Albemarle Corp.	115,754	8,200
FMC Corp.	94,571	7,977
Airgas Inc.	105,849	7,312
Ashland Inc.	105,042	7,179
International Flavors & Fragrances Inc.	106,150	6,800
Nalco Holding Co.	174,276	4,974
Huntsman Corp.	253,714	4,808
Valspar Corp.	122,191	4,701
* WR Grace & Co.	96,722	4,526
* Rockwood Holdings Inc.	85,601	4,502
RPM International Inc.	172,031	4,043
* Solutia Inc.	161,279	4,027
Cabot Corp.	87,080	3,677
Scotts Miracle-Gro Co. Class A	61,162	3,529
Cytec Industries Inc.	62,095	3,489
NewMarket Corp.	14,725	2,565
Olin Corp.	105,225	2,528
* Chemtura Corp.	127,177	2,423
Sensient Technologies Corp.	62,708	2,386
* Intrepid Potash Inc.	69,904	2,250
PolyOne Corp.	124,154	1,891
Balchem Corp.	38,131	1,645
Minerals Technologies Inc.	24,062	1,636
* Kraton Performance Polymers Inc.	42,275	1,626
* OM Group Inc.	40,962	1,527
Westlake Chemical Corp.	26,203	1,470
HB Fuller Co.	64,788	1,444
* Ferro Corp.	102,099	1,338
* Calgon Carbon Corp.	74,864	1,291
Innophos Holdings Inc.	28,231	1,267
* Georgia Gulf Corp.	44,702	1,267
Arch Chemicals Inc.	33,370	1,206
Koppers Holdings Inc.	27,253	1,094
A Schulman Inc.	41,823	1,066

*	LSB Industries Inc.	22,127	1,048
*	Innospec Inc.	28,144	954
	Kronos Worldwide Inc.	29,639	893
	Quaker Chemical Corp.	16,823	733
	Stepan Co.	10,679	717
*	STR Holdings Inc.	38,562	610
*	TPC Group Inc.	16,037	583
*	Omnova Solutions Inc.	53,880	507
	Hawkins Inc.	11,615	506
	Zep Inc.	24,601	458
*	Zoltek Cos. Inc.	38,821	428
	American Vanguard Corp.	29,142	348
*	Spartech Corp.	40,950	291
*,^ Yongye International Inc.		8,233	44
*,^ ShengdaTech Inc.		42,288	38
			507,311
Construction Materials (1.7%)
	Vulcan Materials Co.	170,740	6,913
	Martin Marietta Materials Inc.	60,150	5,152
	Eagle Materials Inc.	55,388	1,596
	Texas Industries Inc.	23,959	1,004
*	Headwaters Inc.	80,663	295
*	United States Lime & Minerals Inc.	2,899	114
			15,074
Containers & Packaging (7.5%)
	Ball Corp.	222,096	8,775
*	Crown Holdings Inc.	205,987	8,365
	Rock-Tenn Co. Class A	93,370	7,174
*	Owens-Illinois Inc.	216,631	6,958
	Sealed Air Corp.	210,818	5,414
	Aptargroup Inc.	88,632	4,733
	Sonoco Products Co.	132,704	4,700
	Bemis Co. Inc.	141,583	4,689
	Packaging Corp. of America	135,441	3,941
	Temple-Inland Inc.	143,197	3,400
	Silgan Holdings Inc.	64,636	2,902
	Greif Inc. Class A	31,074	2,055
*	Graphic Packaging Holding Co.	181,621	995
	Boise Inc.	101,438	856
*	Graham Packaging Co. Inc.	30,552	693
	Myers Industries Inc.	35,131	368
			66,018
Metals & Mining (28.3%)
	Freeport-McMoRan Copper & Gold Inc.	1,245,246	64,305
	Newmont Mining Corp.	643,959	36,429
	Alcoa Inc.	1,406,516	23,644
	Nucor Corp.	418,060	17,701
	Cliffs Natural Resources Inc.	179,233	16,256
	Walter Energy Inc.	81,760	10,183
	Allegheny Technologies Inc.	133,417	8,939
	United States Steel Corp.	190,182	8,769
	Reliance Steel & Aluminum Co.	99,211	5,110
	Steel Dynamics Inc.	273,967	4,685
	Royal Gold Inc.	67,564	4,190
*	Allied Nevada Gold Corp.	111,844	4,147
	Compass Minerals International Inc.	43,336	4,029
*	Molycorp Inc.	49,207	3,269

*	Coeur d'Alene Mines Corp.		118,129	3,257
*	Hecla Mining Co.		370,906	3,149
	Carpenter Technology Corp.		58,238	3,062
*	Stillwater Mining Co.		135,816	2,750
	Commercial Metals Co.		151,307	2,253
*	Titanium Metals Corp.		119,058	2,230
	AK Steel Holding Corp.		145,707	2,229
	Schnitzer Steel Industries Inc.		32,067	1,895
	Globe Specialty Metals Inc.		79,391	1,799
	Worthington Industries Inc.		78,325	1,710
*	RTI International Metals Inc.		39,924	1,522
*	Century Aluminum Co.		79,377	1,281
	AMCOL International Corp.		33,166	1,218
*	Gold Resource Corp.		42,331	1,183
*	US Gold Corp.		153,582	1,086
	Kaiser Aluminum Corp.		20,261	1,069
*	Materion Corp.		25,421	1,008
	Haynes International Inc.		16,113	907
*	Horsehead Holding Corp.		57,596	768
*	Noranda Aluminum Holding Corp.		30,861	457
*	AM Castle & Co.		22,860	422
*	General Moly Inc.		78,230	382
*	Paramount Gold and Silver Corp.		111,530	378
	Olympic Steel Inc.		12,228	359
*	Golden Minerals Co.		15,110	283
*	Metals USA Holdings Corp.		17,150	270
				248,583
Paper & Forest Products (4.9%)
	International Paper Co.		552,889	17,261
	MeadWestvaco Corp.		222,788	7,579
	Domtar Corp.		54,334	5,568
*	AbitibiBowater Inc.		129,086	3,201
*	Louisiana-Pacific Corp.		174,191	1,460
	Buckeye Technologies Inc.		51,278	1,306
	Schweitzer-Mauduit International Inc.		22,923	1,208
*	Clearwater Paper Corp.		15,246	1,053
	PH Glatfelter Co.		60,890	938
*	KapStone Paper and Packaging Corp.		52,035	856
	Deltic Timber Corp.		14,076	810
*	Mercer International Inc.		40,421	555
	Neenah Paper Inc.		19,554	454
	Wausau Paper Corp.		61,845	424
				42,673
Total Common Stocks (Cost $784,045)				879,659
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $68)		0.155%	68,000	68
Total Investments (100.1%) (Cost $784,113)				879,727
Other Assets and Liabilities-Net (-0.1%)[2]				(599)
Net Assets (100%)				879,128

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $58,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $67,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	879,621	—	38
Temporary Cash Investments	68	—	—
Total	879,689	—	38

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2010	—
Transfers in and/or out of Level 3	38
Balance as of May 31, 2011	38

C. At May 31, 2011, the cost of investment securities for tax purposes was $784,113,000. Net unrealized appreciation of investment securities for tax purposes was $95,614,000, consisting of unrealized gains of $136,776,000 on securities that had risen in value since their purchase and $41,162,000 in unrealized losses on securities that had fallen in value since their purchase.

Materials Index Fund

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (72.6%)
Alternative Carriers (12.8%)
* Level 3 Communications Inc.	3,640,416	8,337
* Global Crossing Ltd.	214,070	7,458
* tw telecom inc Class A	334,076	7,250
* Vonage Holdings Corp.	1,339,225	6,388
AboveNet Inc.	66,246	5,172
* Cogent Communications Group Inc.	292,142	4,543
* PAETEC Holding Corp.	888,610	3,963
* Premiere Global Services Inc.	439,244	3,698
* Hughes Communications Inc.	60,834	3,650
* Neutral Tandem Inc.	212,845	3,612
* Iridium Communications Inc.	387,574	3,457

Integrated Telecommunication Services (59.8%)
AT&T Inc.	3,194,520	100,819
Verizon Communications Inc.	2,717,043	100,340
CenturyLink Inc.	470,142	20,305
Frontier Communications Corp.	1,400,194	12,392
Windstream Corp.	762,264	10,253
* General Communication Inc. Class A	321,063	3,965
* Cincinnati Bell Inc.	1,201,346	3,820
Consolidated Communications Holdings Inc.	195,573	3,743
* Cbeyond Inc.	248,089	3,563
Alaska Communications Systems Group Inc.	385,001	3,473
Atlantic Tele-Network Inc.	90,607	3,464
IDT Corp. Class B	96,507	2,847

		326,512
Wireless Telecommunication Services (27.1%)
* American Tower Corp. Class A	364,343	20,214
* Sprint Nextel Corp.	3,377,963	19,761
* Crown Castle International Corp.	381,009	15,778
* NII Holdings Inc.	251,106	10,963
* MetroPCS Communications Inc.	521,472	9,334
* SBA Communications Corp. Class A	198,798	7,811
* ICO Global Communications Holdings Ltd.	2,080,718	6,076
Telephone & Data Systems Inc.	143,352	4,688
* United States Cellular Corp.	88,106	4,352
* Leap Wireless International Inc.	252,483	4,244
Telephone & Data Systems Inc.	148,184	4,223
NTELOS Holdings Corp.	191,126	3,985
* Clearwire Corp. Class A	818,833	3,767
USA Mobility Inc.	217,563	3,537
Shenandoah Telecommunications Co.	182,806	3,329
		122,062
Total Common Stocks (Cost $408,104)		448,574

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $508)	0.155%	508,300	508
Total Investments (99.8%) (Cost $408,612)			449,082
Other Assets and Liabilities-Net (0.2%)			828
Net Assets (100%)			449,910

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $408,612,000. Net unrealized appreciation of investment securities for tax purposes was $40,470,000, consisting of unrealized gains of $46,633,000 on securities that had risen in value since their purchase and $6,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Telecommunication Services Index Fund

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (48.8%)
Southern Co.	1,539,924	61,720
Exelon Corp.	1,226,920	51,347
Duke Energy Corp.	2,463,847	46,197
NextEra Energy Inc.	741,375	42,963
FirstEnergy Corp.	775,259	34,592
American Electric Power Co. Inc.	891,289	34,047
PPL Corp.	1,047,588	29,532
Progress Energy Inc.	544,156	25,913
Entergy Corp.	331,882	22,618
Edison International	573,840	22,586
Northeast Utilities	327,195	11,530
Pinnacle West Capital Corp.	201,710	9,129
Pepco Holdings Inc.	417,240	8,332
NV Energy Inc.	436,801	6,888
ITC Holdings Corp.	94,195	6,809
DPL Inc.	220,943	6,666
Westar Energy Inc.	210,458	5,722
Great Plains Energy Inc.	251,575	5,326
Hawaiian Electric Industries Inc.	175,884	4,367
Cleco Corp.	112,993	3,965
Portland General Electric Co.	139,619	3,626
IDACORP Inc.	91,689	3,610
UIL Holdings Corp.	93,560	3,100
Unisource Energy Corp.	67,621	2,562
PNM Resources Inc.	152,569	2,522
Allete Inc.	59,769	2,384
* El Paso Electric Co.	71,067	2,213
MGE Energy Inc.	42,895	1,786
Empire District Electric Co.	77,292	1,481
Otter Tail Corp.	60,028	1,316
Central Vermont Public Service Corp.	23,131	793
Unitil Corp.	20,270	520
		466,162
Gas Utilities (7.7%)
Oneok Inc.	188,540	13,403
National Fuel Gas Co.	129,799	9,351
UGI Corp.	206,048	6,754
AGL Resources Inc.	144,602	5,945
Questar Corp.	327,693	5,679
Atmos Energy Corp.	168,081	5,605
Nicor Inc.	84,533	4,646
Piedmont Natural Gas Co. Inc.	134,309	4,227
WGL Holdings Inc.	94,861	3,723
New Jersey Resources Corp.	76,821	3,540
Southwest Gas Corp.	80,616	3,149
South Jersey Industries Inc.	55,444	3,103
Northwest Natural Gas Co.	49,458	2,234
Laclede Group Inc.	39,473	1,485

Chesapeake Utilities Corp.	17,674	715
		73,559
Independent Power Producers & Energy Traders (6.0%)
* AES Corp.	1,242,041	16,097
Constellation Energy Group Inc.	352,004	13,087
* NRG Energy Inc.	458,925	11,363
* Calpine Corp.	576,488	9,103
* GenOn Energy Inc.	1,429,112	5,702
* Dynegy Inc. Class A	179,434	1,087
Ormat Technologies Inc.	33,655	741
		57,180
Multi-Utilities (35.3%)
Dominion Resources Inc.	1,076,754	51,383
PG&E Corp.	734,634	31,868
Public Service Enterprise Group Inc.	938,086	31,426
Consolidated Edison Inc.	541,292	28,721
Sempra Energy	423,548	23,367
Xcel Energy Inc.	894,804	22,137
DTE Energy Co.	314,102	16,214
CenterPoint Energy Inc.	748,174	14,462
Wisconsin Energy Corp.	433,467	13,555
Ameren Corp.	445,933	13,249
NiSource Inc.	517,829	10,512
CMS Energy Corp.	467,451	9,321
OGE Energy Corp.	181,004	9,244
SCANA Corp.	225,254	9,161
NSTAR	192,068	8,843
Alliant Energy Corp.	205,601	8,456
MDU Resources Group Inc.	349,914	8,268
Integrys Energy Group Inc.	144,667	7,572
TECO Energy Inc.	375,609	7,212
Vectren Corp.	151,471	4,274
Avista Corp.	106,224	2,648
NorthWestern Corp.	67,200	2,222
Black Hills Corp.	69,234	2,148
CH Energy Group Inc.	27,537	1,486
		337,749
Water Utilities (2.1%)
American Water Works Co. Inc.	324,838	9,748
Aqua America Inc.	255,798	5,824
California Water Service Group	36,732	1,390
American States Water Co.	34,550	1,195
SJW Corp.	25,601	596
Middlesex Water Co.	28,926	543
Connecticut Water Service Inc.	16,108	406
		19,702
Total Investments (99.9%) (Cost $941,552)		954,352
Other Assets and Liabilities-Net (0.1%)		916
Net Assets (100%)		955,268
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Utilities Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $941,552,000. Net unrealized appreciation of investment securities for tax purposes was $12,800,000, consisting of unrealized gains of $76,410,000 on securities that had risen in value since their purchase and $63,610,000 in unrealized losses on securities that had fallen in value since their purchase.

Utilities Index Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.